Consolidated Schedule of Investments
January 31, 2020
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–26.62%(a)
Australia–0.23%
BHP Billiton Finance Ltd., 6.50% (5 yr. GBP Swap Rate + 4.82%), 10/22/2077(b)	GBP	100,000	$148,661
Belgium–0.20%
Solvay Finance S.A., 5.87%(c)	EUR	100,000	130,929
Egypt–0.04%
Egypt Goverment International Bond, 14.22%, 10/15/2026	EGP	450,000	29,266
France–9.24%
Burger King France S.A.S, 5.25% (3 mo. EURIBOR + 5.25%), 05/01/2023(b)(d)	EUR	100,000	112,282
Electricite de France S.A., 5.88% (15 yr. GBP Swap Rate + 3.05%)(b)(c)	GBP	100,000	149,722
French Republic Government Bond OAT, 1.50%, 05/25/2050(d)	EUR	3,957,900	5,477,578
La Financiere Atalian S.A.S.U., 6.63%, 05/15/2025(d)	GBP	100,000	110,757
Orange S.A., 5.88%(c)	GBP	100,000	143,058
Picard Groupe S.A.S., 3.00% (3 mo. EURIBOR + 3.00%), 11/30/2023(b)(d)	EUR	100,000	107,439
			6,100,836
Germany–0.54%
Bayer AG, 3.75% (5 yr. EUR Swap Rate + 2.55%), 07/01/2074(b)	EUR	50,000	60,134
Deutsche Telekom AG, 3.13%, 02/06/2034	GBP	100,000	149,276
Volkswagen International Finance N.V., 3.38%, 11/16/2026	GBP	100,000	144,366
			353,776
Israel–0.35%
Teva Pharmaceutical Finance Netherlands II B.V.,
6.00%, 01/31/2025(d)	EUR	100,000	119,038
4.50%, 03/01/2025(d)	EUR	100,000	112,413
			231,451
Italy–0.10%
Pro-Gest S.p.A., 3.25%, 12/15/2024(d)	EUR	100,000	67,652
Mexico–8.13%
Mexican Bonos,
Series M 20, 10.00%, 12/05/2024	MXN	86,110,000	5,207,204
Series M 20, 7.50%, 06/03/2027	MXN	1,500,000	83,490
Petroleos Mexicanos, 8.25%, 06/02/2022	GBP	50,000	75,369
			5,366,063
	Principal Amount		Value
Netherlands–0.13%
Hema Bondco I B.V., 6.25% (3 mo. EURIBOR + 6.25%), 07/15/2022(b)(d)	EUR	100,000	$88,020
Portugal–0.12%
Portugal Obrigacoes do Tesouro OT, 2.88%, 10/15/2025(d)	EUR	60,000	78,045
South Africa–4.12%
Republic of South Africa Government Bond,
Series 2048, 8.75%, 02/28/2048	ZAR	1,150,000	67,107
Series R186, 10.50%, 12/21/2026	ZAR	35,234,000	2,650,209
			2,717,316
Spain–0.77%
CaixaBank S.A., 6.75%(c)	EUR	200,000	254,111
Codere Finance 2 (Luxembourg) S.A., 6.75%, 11/01/2021(d)	EUR	100,000	106,713
Naviera Armas S.A., 6.50% (3 mo. EURIBOR + 6.50%), 07/31/2023(b)(d)	EUR	100,000	77,801
Spain Government Bond, 1.95%, 04/30/2026(d)	EUR	55,000	68,694
			507,319
United Kingdom–2.30%
Barclays PLC, 7.88% (5 yr. GBP Swap Rate + 6.10%)(b)(c)	GBP	200,000	293,884
Boparan Finance PLC, 5.50%, 07/15/2021(d)	GBP	100,000	98,720
Fidelity International Ltd., 6.75%, 10/19/2020	GBP	50,000	68,507
InterContinental Hotels Group PLC, 2.13%, 08/24/2026	GBP	100,000	135,217
Nationwide Building Society, 10.25%(c)	GBP	38,000	82,293
Next Group PLC, 3.63%, 05/18/2028	GBP	100,000	146,031
Rl Finance Bonds No. 3 PLC, 6.13%, 11/13/2028	GBP	100,000	162,030
Tesco Property Finance 2 PLC, 6.05%, 10/13/2039	GBP	41,719	74,239
Travis Perkins PLC, 4.50%, 09/07/2023	GBP	100,000	140,020
United Kingdom Gilt Inflation-Linked, 0.13%, 03/22/2026	GBP	22,536	35,051
Virgin Money UK PLC, 5.00% (5 yr. GBP Swap Rate + 3.52%), 02/09/2026(b)	GBP	100,000	135,930
Vodafone Group PLC, 3.38%, 08/08/2049	GBP	100,000	149,380
			1,521,302
United States–0.35%
Netflix, Inc., 3.88%, 11/15/2029(d)	EUR	100,000	117,256

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount			Value
United States–(continued)
PepsiCo, Inc., 0.88%, 10/16/2039	EUR	100,000	$111,281
			228,537
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $17,381,517)			17,569,173
Shares
Common Stocks & Other Equity Interests–25.93%
Australia–0.66%
Alumina Ltd.		24,784	35,763
AMP Ltd.		37,003	44,534
BHP Group PLC		1,540	33,730
Metcash Ltd.		23,116	39,905
Newcrest Mining Ltd.		2,131	42,902
Nine Entertainment Co. Holdings Ltd.		19,815	24,466
Origin Energy Ltd.		8,912	48,137
QBE Insurance Group Ltd.		9,552	86,290
Woodside Petroleum Ltd.		3,595	82,275
			438,002
Austria–0.11%
BAWAG Group AG(d)(e)		184	7,956
Erste Group Bank AG(e)		534	19,611
OMV AG		633	31,536
Wienerberger AG		447	12,700
			71,803
Belgium–0.15%
Ageas		618	34,073
Barco N.V.		117	29,119
Dieteren S.A./N.V.		86	5,549
Proximus SADP		1,139	32,373
			101,114
Brazil–0.11%
Itau Unibanco Holding S.A., ADR		3,373	25,668
Itau Unibanco Holding S.A., Preference Shares		6,600	50,582
			76,250
Canada–0.34%
Agnico Eagle Mines Ltd.		915	56,565
Barrick Gold Corp.		3,362	62,266
Canadian Natural Resources Ltd.		2,060	57,937
Wheaton Precious Metals Corp.		1,672	49,240
			226,008
China–1.90%
Alibaba Group Holding Ltd., ADR(e)		339	70,034
Baidu, Inc., ADR(e)		230	28,419
Beijing Capital International Airport Co. Ltd., H Shares		34,000	27,359
Bitauto Holdings Ltd., ADR(e)		1,487	22,454
China Mobile Ltd.		6,500	53,216
China Oilfield Services Ltd., H Shares		32,000	46,482
China Pacific Insurance (Group) Co. Ltd., H Shares		15,200	50,573
CNOOC Ltd.		57,000	86,348
Dongfeng Motor Group Co. Ltd., H Shares		66,000	49,396
Huayu Automotive Systems Co. Ltd., A Shares		8,599	32,295
JD.com, Inc., ADR(e)		4,241	159,843
Shares		Value
China–(continued)
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., A Shares	3,900	$57,943
Minth Group Ltd.	8,000	24,637
NetEase, Inc., ADR	758	243,136
Qingdao Port International Co. Ltd., H Shares(d)	57,000	37,050
Sohu.com Ltd., ADR(e)	681	7,239
Suofeiya Home Collection Co. Ltd., A Shares	8,300	22,534
Tencent Holdings Ltd.	4,900	232,667
		1,251,625
Denmark–0.29%
AP Moller - Maersk A/S, Class B	16	19,175
Carlsberg A/S, Class B	255	37,314
Novo Nordisk A/S, Class B	1,412	86,196
Vestas Wind Systems A/S	480	47,865
		190,550
Finland–0.27%
Kone OYJ, Class B	573	36,998
Nokia OYJ	6,143	23,962
Stora Enso OYJ, Class R	3,358	43,737
UPM-Kymmene OYJ	2,248	71,075
		175,772
France–1.79%
Air Liquide S.A.	268	38,822
AXA S.A.	2,075	55,283
BNP Paribas S.A.	756	40,200
Bureau Veritas S.A.	1,074	29,650
Capgemini SE	499	61,918
Carrefour S.A.	3,719	63,055
Cie Generale des Etablissements Michelin S.C.A.	457	53,153
Edenred	138	7,457
ENGIE S.A.	2,149	36,994
Hermes International	48	35,979
Ingenico Group S.A.	160	18,655
L’Oreal S.A.	132	36,988
Orange S.A.	3,631	51,510
Publicis Groupe S.A.	440	19,535
Safran S.A.	180	29,104
Sanofi	2,197	211,887
Sodexo S.A.	296	30,989
TOTAL S.A.	6,635	323,328
Vivendi S.A.	1,302	35,665
		1,180,172
Germany–0.94%
Allianz SE	112	26,848
Bayer AG	1,931	155,926
Deutsche Post AG	1,634	57,223
Deutsche Telekom AG	4,491	72,761
Fielmann AG	390	31,102
Merck KGaA	317	40,772
Muenchener Rueckversicherungs-Gesellschaft AG	119	35,114
RWE AG	1,230	42,783
SAP SE	428	56,009
TAG Immobilien AG(e)	1,087	28,675
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
Germany–(continued)
Volkswagen AG, Preference Shares	422	$75,977
		623,190
Hong Kong–0.32%
AIA Group Ltd.	8,200	80,844
CK Asset Holdings Ltd.	5,000	31,940
CK Hutchison Holdings Ltd.	10,500	92,827
Pacific Basin Shipping Ltd.	24,000	4,277
		209,888
India–0.60%
Bharat Heavy Electricals Ltd.	40,040	23,906
Housing Development Finance Corp. Ltd.	2,593	87,731
ICICI Bank Ltd., ADR	6,774	98,765
Infosys Ltd., ADR	3,848	42,174
Kotak Mahindra Bank Ltd.	946	22,398
Mahindra & Mahindra Ltd.	5,041	40,072
Shriram Transport Finance Co. Ltd.	3,651	52,199
UPL Ltd.	3,840	28,339
		395,584
Indonesia–0.04%
PT Bank Negara Indonesia (Persero) Tbk	55,000	28,830
Ireland–0.22%
AerCap Holdings N.V.(e)	596	33,739
Kingspan Group PLC	882	54,367
Ryanair Holdings PLC, ADR(e)	690	59,761
		147,867
Israel–0.05%
Plus500 Ltd.	2,752	32,317
Italy–0.51%
Assicurazioni Generali S.p.A.	1,776	34,624
Banco BPM S.p.A.(e)	15,302	31,306
Buzzi Unicem S.p.A.	930	21,672
Enel S.p.A.	4,749	41,383
Eni S.p.A.	2,820	39,553
Hera S.p.A.	8,508	38,711
Intesa Sanpaolo S.p.A.	20,329	50,530
Iren S.p.A.	1,976	6,586
Saipem S.p.A.(e)	6,807	28,248
Telecom Italia S.p.A.(e)	76,898	41,366
		333,979
Japan–0.19%
Nintendo Co. Ltd., ADR	698	32,038
Sony Corp.	1,200	84,346
Toyota Motor Corp.	99	6,869
		123,253
Jordan–0.05%
Hikma Pharmaceuticals PLC	1,384	33,564
Luxembourg–0.05%
ArcelorMittal S.A.	2,327	34,356
Malaysia–0.01%
British American Tobacco Malaysia Bhd.	2,000	5,736
Shares		Value
Netherlands–0.60%
ASM International N.V.	311	$37,760
Heineken Holding N.V.	381	37,492
ING Groep N.V.	5,779	62,723
Intertrust N.V.(d)	748	13,294
Koninklijke Ahold Delhaize N.V.	1,805	44,339
Koninklijke KPN N.V.	12,552	35,239
Koninklijke Philips N.V.	759	34,744
SBM Offshore N.V.	3,163	54,366
Signify N.V.	1,136	37,836
Wolters Kluwer N.V.	511	38,414
		396,207
Norway–0.16%
Equinor ASA	2,931	53,303
Orkla ASA	2,643	25,680
Yara International ASA	742	27,033
		106,016
Portugal–0.08%
EDP - Energias de Portugal S.A.	8,213	41,206
NOS, SGPS S.A.	2,414	12,529
		53,735
Russia–0.09%
Sberbank of Russia PJSC, ADR	2,864	45,663
Sberbank of Russia PJSC, ADR	964	15,368
		61,031
Singapore–0.22%
Jardine Cycle & Carriage Ltd.	1,900	40,306
United Overseas Bank Ltd.	5,600	103,885
		144,191
South Africa–0.12%
Naspers Ltd., Class N	472	77,479
South Korea–1.08%
E-MART, Inc.	278	25,600
Hyundai Motor Co.	285	29,590
Hyundai Motor Co., Second Pfd.	544	36,689
Hyundai Steel Co.	1,146	27,025
KB Financial Group, Inc.	1,636	60,021
Korea Electric Power Corp.	1,716	36,310
LG Corp.	1,137	66,608
Samsung Electronics Co. Ltd.	4,876	228,193
Samsung Electronics Co. Ltd., Preference Shares	2,327	91,794
Samsung Fire & Marine Insurance Co. Ltd.	382	67,190
Shinhan Financial Group Co. Ltd.	1,338	43,549
		712,569
Spain–0.53%
ACS Actividades de Construccion y Servicios S.A.	993	32,930
Aena SME S.A.(d)	186	34,426
Applus Services S.A.	1,657	19,211
Banco Bilbao Vizcaya Argentaria S.A.	6,352	32,830
Bankia S.A.	15,639	28,420
CaixaBank S.A.	14,544	42,489
Endesa S.A.	1,363	37,398
Iberdrola S.A.	3,662	40,050
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
Spain–(continued)
Industria de Diseno Textil S.A.	1,937	$65,181
Merlin Properties SOCIMI S.A.	1,025	14,538
Vidrala S.A.	2	215
		347,688
Sweden–0.52%
Atlas Copco AB, Class A	929	32,964
Autoliv, Inc.	524	40,154
Axfood AB	887	18,407
Boliden AB(e)	1,303	31,019
Getinge AB, Class B	1,962	33,513
Hennes & Mauritz AB, Class B	1,740	38,225
ICA Gruppen AB	742	32,587
Loomis AB, Class B	271	9,826
Skanska AB, Class B	1,610	37,203
SSAB AB, Class A	3,050	9,346
SSAB AB, Class B	8,690	24,927
Swedish Match AB	681	38,572
		346,743
Switzerland–1.45%
Barry Callebaut AG	17	37,698
Flughafen Zurich AG	81	14,096
Forbo Holding AG	9	15,453
Galenica AG(d)(e)	250	17,055
Geberit AG	65	34,285
Glencore PLC(e)	37,106	108,776
LafargeHolcim Ltd.(e)	697	35,489
Landis+Gyr Group AG(e)	201	18,454
Nestle S.A.	196	21,637
Novartis AG	1,756	166,108
PSP Swiss Property AG	276	41,731
Roche Holding AG	1,074	361,466
Swiss Prime Site AG(e)	106	12,950
Swisscom AG	62	34,035
Zurich Insurance Group AG	89	36,994
		956,227
Taiwan–1.00%
Asustek Computer, Inc.	12,000	88,036
Delta Electronics, Inc.	13,000	60,793
Gigabyte Technology Co. Ltd.	23,000	38,613
Hon Hai Precision Industry Co. Ltd.	17,400	47,255
MediaTek, Inc.	7,000	89,036
Taiwan Semiconductor Manufacturing Co. Ltd.	20,000	213,955
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,234	120,502
		658,190
Thailand–0.18%
Bangkok Bank PCL, Foreign Shares	1,500	6,936
Bangkok Bank PCL, NVDR	10,300	47,438
Kasikornbank PCL, NVDR	14,400	64,272
		118,646
United Kingdom–8.56%
Aggreko PLC	1,161	11,793
Ashtead Group PLC	690	22,256
Auto Trader Group PLC(d)	4,876	35,865
Shares		Value
United Kingdom–(continued)
Avast PLC(d)	2,113	$11,831
Aviva PLC	35,358	186,597
Babcock International Group PLC	9,911	76,614
BAE Systems PLC	36,647	306,514
Balfour Beatty PLC	7,377	25,753
Barclays PLC	66,620	147,329
Barratt Developments PLC	3,673	39,136
Beazley PLC	11,390	81,019
BP PLC	79,335	478,125
British American Tobacco PLC	7,111	314,343
British Land Co. PLC (The)	9,028	66,313
BT Group PLC	61,038	130,076
Capita PLC(e)	34,484	66,031
Coca-Cola European Partners PLC	671	35,301
Countryside Properties PLC(d)	4,871	31,334
Derwent London PLC	1,943	104,991
Drax Group PLC	6,887	24,708
easyJet PLC	12,077	222,900
G4S PLC	45,918	118,356
GlaxoSmithKline PLC	9,436	221,558
Greggs PLC	171	5,079
Hiscox Ltd.	2,807	48,764
Inchcape PLC	1,618	14,027
International Consolidated Airlines Group S.A.	4,848	36,153
International Consolidated Airlines Group S.A.	3,460	25,803
International Consolidated Airlines Group S.A., ADR	3,801	56,521
J Sainsbury PLC	43,549	116,768
Lancashire Holdings Ltd.	5,310	52,541
Legal & General Group PLC	34,100	137,229
Marks & Spencer Group PLC	34,351	79,436
Melrose Industries PLC	22,027	68,097
N Brown Group PLC	3,488	3,763
National Grid PLC	6,508	86,657
NewRiver REIT PLC	20,731	51,402
Next PLC	2,043	185,183
Pearson PLC	8,224	61,680
Provident Financial PLC	6,798	42,026
Reckitt Benckiser Group PLC	183	15,157
Rightmove PLC	3,849	33,528
Rolls-Royce Holdings PLC(e)	11,676	103,214
Royal Bank of Scotland Group PLC (The)	66,314	189,437
Royal Dutch Shell PLC, Class A	13,354	351,247
Royal Dutch Shell PLC, Class A	2,948	77,094
Royal Dutch Shell PLC, Class B	2,164	56,978
RSA Insurance Group PLC	18,368	133,258
Smith & Nephew PLC	1,618	38,939
SSE PLC	7,534	150,553
Stagecoach Group PLC	2,343	4,209
Standard Chartered PLC	4,400	36,626
Standard Chartered PLC	3,171	26,656
Tate & Lyle PLC	3,611	37,685
Tesco PLC	44,878	146,725
Travis Perkins PLC	1,748	35,978
Ultra Electronics Holdings PLC	287	8,563
Unilever N.V.	581	33,791
Vectura Group PLC	10,474	12,911
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

	Shares	Value
United Kingdom–(continued)
Vodafone Group PLC	107,287	$211,094
Whitbread PLC	1,977	116,487
		5,650,002
United States–2.74%
A.O. Smith Corp.	874	37,311
Agilent Technologies, Inc.	832	68,690
Altria Group, Inc.	2,015	95,773
American Express Co.	850	110,389
Analog Devices, Inc.	630	69,142
Aon PLC	73	16,078
Baker Hughes Co., Class A	637	13,797
Berkshire Hathaway, Inc., Class B(e)	293	65,758
Booking Holdings, Inc.(e)	20	36,611
Bristol-Myers Squibb Co.	1,371	86,304
Broadcom, Inc.	76	23,192
Chevron Corp.	204	21,857
Citigroup, Inc.	1,114	82,893
Colgate-Palmolive Co.	1,218	89,864
Delta Air Lines, Inc.	1,159	64,603
Equifax, Inc.	149	22,335
Ferguson PLC	409	36,659
First Republic Bank	540	59,875
Home Depot, Inc. (The)	57	13,002
JPMorgan Chase & Co.	688	91,064
Las Vegas Sands Corp.	1,383	90,324
LyondellBasell Industries N.V., Class A	248	19,309
Markel Corp.(e)	39	45,746
Mastercard, Inc., Class A	220	69,507
Microsoft Corp.	631	107,415
Nasdaq, Inc.	297	34,589
National Oilwell Varco, Inc.	1,782	36,727
Newmont Corp.	855	38,526
Old Dominion Freight Line, Inc.	236	46,310
Texas Instruments, Inc.	1,167	140,799
United Technologies Corp.	139	20,878
Verizon Communications, Inc.	389	23,122
Wells Fargo & Co.	669	31,403
		1,809,852
Total Common Stocks & Other Equity Interests (Cost $15,994,540)		17,118,436
	Principal Amount
U.S. Dollar Denominated Bonds & Notes–9.68%
Argentina–0.06%
Argentine Republic Government International Bond, 6.88%, 01/11/2048	$100,000	42,644
Australia–0.03%
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.75%, 04/30/2026(d)	18,000	17,511
Brazil–0.31%
MARB BondCo PLC, 7.00%, 03/15/2024(d)	200,000	207,669
	Principal Amount	Value
Canada–0.35%
1011778 BC ULC/New Red Finance, Inc., 5.00%, 10/15/2025(d)	$14,000	$14,459
Air Canada, 7.75%, 04/15/2021(d)	25,000	26,573
Bombardier, Inc.,
8.75%, 12/01/2021(d)	16,000	17,156
5.75%, 03/15/2022(d)	20,000	19,986
7.50%, 03/15/2025(d)	20,000	19,250
Calfrac Holdings L.P., 8.50%, 06/15/2026(d)	11,000	4,180
Cascades, Inc./Cascades USA, Inc., 5.38%, 01/15/2028(d)	11,000	11,409
Ensign Drilling, Inc., 9.25%, 04/15/2024(d)	13,000	12,220
GFL Environmental, Inc., 7.00%, 06/01/2026(d)	5,000	5,225
GW B-CR Security Corp., 9.50%, 11/01/2027(d)	7,000	7,485
Mattamy Group Corp., 5.25%, 12/15/2027(d)	10,000	10,500
Norbord, Inc., 5.75%, 07/15/2027(d)	17,000	17,898
Parkland Fuel Corp., 6.00%, 04/01/2026(d)	25,000	26,359
Precision Drilling Corp.,
6.50%, 12/15/2021	2,948	2,953
5.25%, 11/15/2024	12,000	10,750
Superior Plus L.P./Superior General Partner, Inc., 7.00%, 07/15/2026(d)	2,000	2,161
Taseko Mines Ltd., 8.75%, 06/15/2022(d)	27,000	23,836
		232,400
Germany–0.36%
Allianz SE, Series DIP, 3.88%(c)	200,000	198,191
Mercer International, Inc.,
6.50%, 02/01/2024	24,000	24,850
5.50%, 01/15/2026	12,000	12,164
		235,205
Italy–0.05%
Telecom Italia Capital S.A.,
6.38%, 11/15/2033	7,000	8,177
7.20%, 07/18/2036	18,000	22,367
		30,544
Luxembourg–0.41%
Altice Financing S.A., 7.50%, 05/15/2026(d)	200,000	214,110
Intelsat (Luxembourg) S.A., 7.75%, 06/01/2021	13,000	8,450
Intelsat Connect Finance S.A., 9.50%, 02/15/2023(d)	5,000	2,663
Intelsat Jackson Holdings S.A.,
5.50%, 08/01/2023	28,000	22,948
8.50%, 10/15/2024(d)	25,000	21,177
9.75%, 07/15/2025(d)	5,000	4,327
		273,675
Mexico–0.02%
Petroleos Mexicanos, 5.95%, 01/28/2031(d)	10,000	10,118
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

	Principal Amount	Value
Spain–0.27%
Telefonica Emisiones S.A., 4.90%, 03/06/2048	$150,000	$177,336
United Kingdom–0.62%
Barclays Bank PLC, 2.31%(c)	20,000	17,250
National Westminster Bank PLC, Series B, 2.39%(c)	100,000	89,750
Royal Bank of Scotland Group PLC (The),
7.50% (5 yr. U.S. Swap Rate + 5.80%)(b)(c)	200,000	204,955
4.26% (3 mo. USD LIBOR + 2.32%)(b)(c)	100,000	99,965
		411,920
United States–7.20%
Adient US LLC, 7.00%, 05/15/2026(d)	10,000	10,944
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(d)	2,000	2,071
AES Corp. (The), 5.50%, 04/15/2025	15,000	15,506
Albertsons Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC,
6.63%, 06/15/2024	33,000	34,402
7.50%, 03/15/2026(d)	7,000	7,766
4.63%, 01/15/2027(d)	12,000	12,189
5.88%, 02/15/2028(d)	7,000	7,485
Alliance Data Systems Corp., 4.75%, 12/15/2024(d)	11,000	10,995
Ally Financial, Inc., 8.00%, 03/15/2020	30,000	30,202
AMC Entertainment Holdings, Inc., 6.13%, 05/15/2027	30,000	25,576
AMC Networks, Inc., 5.00%, 04/01/2024	30,000	30,675
AmWINS Group, Inc., 7.75%, 07/01/2026(d)	6,000	6,567
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 09/15/2024	32,000	28,416
5.75%, 01/15/2028(d)	30,000	23,407
Apple, Inc., 3.45%, 02/09/2045	50,000	55,056
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/2022(d)	30,000	29,475
ASGN, Inc., 4.63%, 05/15/2028(d)	17,000	17,490
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(d)	14,000	16,140
B&G Foods, Inc., 5.25%, 04/01/2025	14,000	14,322
Bausch Health Americas, Inc., 9.25%, 04/01/2026(d)	16,000	18,290
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(d)	57,000	58,750
5.75%, 08/15/2027(d)	5,000	5,359
Booking Holdings, Inc., 3.60%, 06/01/2026	100,000	109,170
Boyd Gaming Corp.,
6.38%, 04/01/2026	20,000	21,302
6.00%, 08/15/2026	13,000	13,850
Brink’s Co. (The), 4.63%, 10/15/2027(d)	24,000	24,536
Principal Amount		Value
United States–(continued)
California Resources Corp., 8.00%, 12/15/2022(d)	$12,000	$4,110
Callon Petroleum Co.,
6.13%, 10/01/2024	14,000	13,422
6.38%, 07/01/2026	6,000	5,687
Camelot Finance S.A., 4.50%, 11/01/2026(d)	5,000	5,097
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/2024(d)	25,000	26,042
Cardtronics Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(d)	17,000	17,645
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 09/01/2023	20,000	20,283
5.75%, 02/15/2026(d)	56,000	58,867
5.13%, 05/01/2027(d)	100,000	104,685
Centene Corp.,
5.25%, 04/01/2025(d)	25,000	26,000
5.38%, 06/01/2026(d)	18,000	19,181
5.38%, 08/15/2026(d)	17,000	18,105
4.63%, 12/15/2029(d)	5,000	5,391
CenturyLink, Inc., Series Y, 7.50%, 04/01/2024	32,000	36,173
Chemours Co. (The), 7.00%, 05/15/2025	22,000	21,100
Chesapeake Energy Corp., 11.50%, 01/01/2025(d)	5,000	4,036
Cincinnati Bell, Inc.,
7.00%, 07/15/2024(d)	24,000	25,170
8.00%, 10/15/2025(d)	6,000	6,388
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024(d)	32,000	34,907
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(d)	33,000	32,904
Colony Capital, Inc., Conv.,
3.88%, 01/15/2021	1,000	1,003
5.00%, 04/15/2023	8,000	8,000
CommScope, Inc.,
6.00%, 03/01/2026(d)	15,000	15,759
8.25%, 03/01/2027(d)	25,000	25,734
Community Health Systems, Inc.,
6.63%, 02/15/2025(d)	10,000	10,127
8.00%, 03/15/2026(d)	17,000	17,749
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(d)(f)	34,000	35,544
Coty, Inc., 6.50%, 04/15/2026(d)	70,000	73,152
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	6,000	6,107
CSC Holdings LLC,
6.75%, 11/15/2021	69,000	74,416
5.25%, 06/01/2024	27,000	29,216
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(d)	16,000	16,850
Dana, Inc.,
5.50%, 12/15/2024	12,000	12,344
5.38%, 11/15/2027	6,000	6,217
Dell International LLC/EMC Corp., 7.13%, 06/15/2024(d)	29,000	30,522
Diamond Offshore Drilling, Inc., 4.88%, 11/01/2043	12,000	5,921
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
United States–(continued)
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(d)	$21,000	$20,957
6.63%, 08/15/2027(d)	21,000	19,674
DISH DBS Corp., 5.88%, 11/15/2024	40,000	40,561
DISH Network Corp., Conv., 3.38%, 08/15/2026	12,000	11,678
DPL, Inc., 4.35%, 04/15/2029(d)	7,000	6,980
Eagle Holding Co. II LLC, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(d)(f)	41,000	41,512
Element Solutions, Inc., 5.88%, 12/01/2025(d)	19,000	19,686
Embarq Corp., 8.00%, 06/01/2036	13,000	14,472
Energizer Holdings, Inc.,
6.38%, 07/15/2026(d)	2,000	2,134
7.75%, 01/15/2027(d)	11,000	12,148
EnerSys,
5.00%, 04/30/2023(d)	27,000	28,496
4.38%, 12/15/2027(d)	6,000	6,000
EnPro Industries, Inc., 5.75%, 10/15/2026	24,000	25,388
Envision Healthcare Corp., 8.75%, 10/15/2026(d)	7,000	4,241
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(d)	10,000	10,693
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/2024(d)(g)	35,000	18,258
Equinix, Inc., 3.20%, 11/18/2029	16,000	16,595
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(d)	30,000	30,605
Flexi-Van Leasing, Inc., 10.00%, 02/15/2023(d)	21,000	22,585
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	51,000	52,521
Frontier Communications Corp.,
10.50%, 09/15/2022	43,000	19,686
11.00%, 09/15/2025	29,000	13,485
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(d)	25,000	26,071
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	24,000	22,985
7.75%, 02/01/2028	12,000	12,114
Gray Television, Inc., 7.00%, 05/15/2027(d)	15,000	16,360
Gulfport Energy Corp.,
6.63%, 05/01/2023	8,000	5,462
6.00%, 10/15/2024	37,000	20,487
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(d)	39,000	40,184
HCA, Inc.,
5.88%, 02/15/2026	37,000	42,528
5.38%, 09/01/2026	12,000	13,531
Herc Holdings, Inc., 5.50%, 07/15/2027(d)	18,000	18,850
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	50,000	56,582
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(d)	8,000	7,143
Principal Amount		Value
United States–(continued)
Hillman Group, Inc. (The), 6.38%, 07/15/2022(d)	$9,000	$8,440
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(d)	21,000	21,919
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(d)	5,000	5,089
Hughes Satellite Systems Corp., 7.63%, 06/15/2021	40,000	42,845
iHeartCommunications, Inc., 8.38%, 05/01/2027	26,000	28,323
IRB Holding Corp., 6.75%, 02/15/2026(d)	33,000	34,445
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(d)	37,000	38,585
Iron Mountain, Inc., 5.25%, 03/15/2028(d)	8,000	8,375
iStar, Inc., 4.75%, 10/01/2024	28,000	29,178
Itron, Inc., 5.00%, 01/15/2026(d)	29,000	30,243
J. C. Penney Corp., Inc.,
8.63%, 03/15/2025(d)	50,000	28,146
6.38%, 10/15/2036	50,000	15,500
7.40%, 04/01/2037	50,000	16,000
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(d)	34,000	36,647
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 06/15/2025(d)	47,000	48,806
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(d)	50,000	48,771
Koppers, Inc., 6.00%, 02/15/2025(d)	21,000	21,567
L Brands, Inc., 6.88%, 11/01/2035	32,000	32,137
Lennar Corp.,
4.75%, 11/15/2022	25,000	26,388
5.25%, 06/01/2026	12,000	13,324
Level 3 Financing, Inc., 5.25%, 03/15/2026	31,000	32,300
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(d)	18,000	18,135
Lithia Motors, Inc.,
5.25%, 08/01/2025(d)	17,000	17,602
4.63%, 12/15/2027(d)	5,000	5,125
LPL Holdings, Inc., 5.75%, 09/15/2025(d)	20,000	20,900
Mattel, Inc., 6.75%, 12/31/2025(d)	17,000	18,268
Meredith Corp., 6.88%, 02/01/2026	40,000	41,278
Meritage Homes Corp., 6.00%, 06/01/2025	23,000	26,057
MGM Resorts International, 4.63%, 09/01/2026	37,000	38,903
Michaels Stores, Inc., 8.00%, 07/15/2027(d)	21,000	18,886
Moog, Inc., 4.25%, 12/15/2027(d)	8,000	8,221
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(d)	21,000	20,393
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	42,000	44,256
MTS Systems Corp., 5.75%, 08/15/2027(d)	16,000	16,846
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
United States–(continued)
Mueller Industries, Inc., 6.00%, 03/01/2027	$35,000	$35,800
Murphy Oil USA, Inc.,
5.63%, 05/01/2027	30,000	32,335
4.75%, 09/15/2029	7,000	7,328
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(d)	3,000	3,059
Navient Corp.,
8.00%, 03/25/2020	8,000	8,070
7.25%, 01/25/2022	27,000	29,006
7.25%, 09/25/2023	14,000	15,505
5.00%, 03/15/2027	10,000	10,000
Netflix, Inc.,
5.75%, 03/01/2024	14,000	15,546
5.88%, 11/15/2028	24,000	27,072
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026(d)	26,000	25,282
Novelis Corp., 4.75%, 01/30/2030(d)	10,000	10,037
NRG Energy, Inc.,
6.63%, 01/15/2027	17,000	18,306
5.25%, 06/15/2029(d)	13,000	14,033
NuStar Logistics L.P., 6.00%, 06/01/2026	17,000	17,919
Oasis Petroleum, Inc.,
6.88%, 01/15/2023	23,000	21,814
6.25%, 05/01/2026(d)	8,000	6,120
OI European Group B.V., 4.00%, 03/15/2023(d)	11,000	11,197
Olin Corp., 5.63%, 08/01/2029	18,000	19,023
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 05/15/2027(d)	16,000	17,230
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(d)	12,000	12,240
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028(d)	11,000	11,276
Penske Automotive Group, Inc., 5.50%, 05/15/2026	43,000	44,587
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(d)	13,000	13,813
Post Holdings, Inc.,
5.75%, 03/01/2027(d)	13,000	13,745
5.63%, 01/15/2028(d)	13,000	13,772
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 05/15/2023(d)	18,000	18,889
5.75%, 04/15/2026(d)	6,000	6,341
QEP Resources, Inc., 5.63%, 03/01/2026	25,000	22,360
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(d)	20,000	15,058
Reynolds Group Issuer, Inc./LLC, 7.00%, 07/15/2024(d)	40,000	41,375
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(d)	32,000	34,491
Scientific Games International, Inc., 7.00%, 05/15/2028(d)	8,000	8,450
ServiceMaster Co. LLC (The), 5.13%, 11/15/2024(d)	40,000	41,422
Simmons Foods, Inc., 5.75%, 11/01/2024(d)	14,000	14,169
Principal Amount		Value
United States–(continued)
Southwestern Energy Co.,
7.50%, 04/01/2026	$8,000	$6,698
7.75%, 10/01/2027	17,000	14,153
Spectrum Brands, Inc., 5.75%, 07/15/2025	37,000	38,526
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	5,000	5,122
Sprint Capital Corp., 8.75%, 03/15/2032	5,000	5,547
Sprint Communications, Inc., 11.50%, 11/15/2021	42,000	46,906
Sprint Corp.,
7.88%, 09/15/2023	41,000	43,643
7.63%, 02/15/2025	6,000	6,261
7.63%, 03/01/2026	14,000	14,637
Standard Industries, Inc., 6.00%, 10/15/2025(d)	24,000	25,110
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(d)	40,000	38,500
Surgery Center Holdings, Inc., 10.00%, 04/15/2027(d)	7,000	7,836
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.13%, 02/01/2025	16,000	16,520
5.88%, 04/15/2026	17,000	17,967
5.50%, 03/01/2030(d)	3,000	3,098
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(d)	13,000	14,272
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(d)	26,000	26,975
Tenet Healthcare Corp., 6.75%, 06/15/2023	35,000	38,135
Tenneco, Inc., 5.00%, 07/15/2026	15,000	13,800
Titan International, Inc., 6.50%, 11/30/2023	49,000	42,895
T-Mobile USA, Inc., 6.50%, 01/15/2026	54,000	57,688
Transocean, Inc.,
8.00%, 02/01/2027(d)	4,000	3,728
7.50%, 04/15/2031	24,000	17,521
TreeHouse Foods, Inc., 6.00%, 02/15/2024(d)	14,000	14,414
Triumph Group, Inc., 7.75%, 08/15/2025	44,000	43,111
TWDC Enterprises 18 Corp., 3.00%, 02/13/2026	150,000	160,725
United Rentals North America, Inc.,
5.50%, 07/15/2025	37,000	38,361
6.50%, 12/15/2026	11,000	11,969
5.25%, 01/15/2030	6,000	6,452
US Foods, Inc., 5.88%, 06/15/2024(d)	20,000	20,494
Valaris PLC, 7.75%, 02/01/2026	18,000	9,135
VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 02/15/2025(d)	4,000	4,078
3.75%, 02/15/2027(d)	4,000	4,028
4.13%, 08/15/2030(d)	4,000	4,068
Walmart, Inc., 2.65%, 12/15/2024	100,000	104,379
Waste Pro USA, Inc., 5.50%, 02/15/2026(d)	19,000	19,564
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

	Principal Amount	Value
United States–(continued)
Whiting Petroleum Corp.,
6.25%, 04/01/2023	$21,000	$14,752
6.63%, 01/15/2026	15,000	8,437
William Carter Co. (The), 5.63%, 03/15/2027(d)	12,000	12,806
William Lyon Homes, Inc., 6.63%, 07/15/2027(d)	19,000	20,574
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(d)	27,000	28,046
		4,753,946
Total U.S. Dollar Denominated Bonds & Notes (Cost $6,361,603)		6,392,968
U.S. Treasury Securities–0.38%
U.S. Treasury Inflation — Indexed Bonds–0.15%
0.75%, 07/15/2028	91,159(h)	99,586
U.S. Treasury Inflation — Indexed Notes–0.19%
0.13%, 01/15/2023	122,926(h)	123,459
U.S. Treasury Notes–0.04%
2.88%, 11/15/2021	30,698	30,797
Total U.S. Treasury Securities (Cost $244,783)		253,842

Asset-Backed Securities–0.04%
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(d) (Cost $25,000)	25,000	25,131
Shares		Value
Money Market Funds–29.99%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(i)	4,149,661	$4,149,661
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(i)	3,003,934	3,005,136
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class, 1.72%(i)	7,901,756	7,901,756
Invesco Treasury Portfolio, Institutional Class, 1.47%(i)	4,742,470	4,742,470
Total Money Market Funds (Cost $19,798,985)		19,799,023
Options Purchased – 3.95%
(Cost $2,545,151)(j)		2,604,595
TOTAL INVESTMENTS IN SECURITIES—96.59% (Cost $62,351,579)		63,763,168
OTHER ASSETS LESS LIABILITIES–3.41%		2,249,581
NET ASSETS–100.00%		$66,012,749
Investment Abbreviations:
ADR	– American Depositary Receipt
Conv.	– Convertible
DIP	– Debtor-in-Possession
EGP	– Egypt Pound
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
NVDR	– Non-Voting Depositary Receipt
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
ZAR	– South African Rand
Notes to Consolidated Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2020.
(c)	Perpetual bond with no specified maturity date.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $9,925,627, which represented 15.04% of the Fund’s Net Assets.
(e)	Non-income producing security.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at January 31, 2020 represented less than 1% of the Fund’s Net Assets.
(h)	Principal amount of security and interest payments are adjusted for inflation.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(j)	The table below details options purchased.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
Euro Stoxx 50 Index	Call	J.P. Morgan Chase Bank, N.A.	04/17/2020	342	EUR	3,750.00	EUR	12,825,000	$146,989
Euro Stoxx 50 Index	Call	J.P. Morgan Chase Bank, N.A.	04/17/2020	646	EUR	4,175.00	EUR	26,970,500	397
Euro Stoxx 50 Index	Call	J.P. Morgan Chase Bank, N.A.	06/19/2020	336	EUR	3,700.00	EUR	12,432,000	218,970
Euro Stoxx 50 Index	Call	Morgan Stanley & Co. International PLC	04/17/2020	684	EUR	3,875.00	EUR	26,505,000	67,786
Nikkei 225 Index	Call	BNP Paribas S.A.	04/10/2020	1	JPY	24,500.00	JPY	24,500,000	927
S&P 500 Index	Call	Barclays Bank PLC	04/17/2020	43	USD	3,650.00	USD	15,695,000	2,565
S&P 500 Index	Call	Goldman Sachs International	03/20/2020	15	USD	3,300.00	USD	4,950,000	50,705
S&P 500 Index	Call	J.P. Morgan Chase Bank, N.A.	04/17/2020	80	USD	3,375.00	USD	27,000,000	158,719
S&P 500 Index	Call	UBS AG	12/18/2020	3	USD	3,700.00	USD	1,110,000	4,425
Subtotal — Index Call Options Purchased				2,150					651,483
Equity Risk
Hang Seng Index	Put	J.P. Morgan Chase Bank, N.A.	03/30/2020	11	HKD	9,900.00	HKD	5,445,000	14,395
Hang Seng Index	Put	J.P. Morgan Chase Bank, N.A.	03/30/2020	11	HKD	9,900.00	HKD	5,445,000	14,395
Hang Seng Index	Put	J.P. Morgan Chase Bank, N.A.	03/30/2020	8	HKD	10,300.00	HKD	4,120,000	18,452
Nikkei 225 Index	Put	BNP Paribas S.A.	04/10/2020	12	JPY	20,500.00	JPY	246,000,000	13,571
Nikkei 225 Index	Put	BNP Paribas S.A.	04/10/2020	2	JPY	22,000.00	JPY	44,000,000	5,866
Nikkei 225 Index	Put	BNP Paribas S.A.	04/10/2020	10	JPY	22,750.00	JPY	227,500,000	48,336
Nikkei 225 Index	Put	HSBC Bank USA, N.A.	04/10/2020	4	JPY	21,000.00	JPY	84,000,000	6,163
Nikkei 225 Index	Put	HSBC Bank USA, N.A.	04/10/2020	3	JPY	23,250.00	JPY	69,750,000	20,291
S&P 500 Index	Put	Goldman Sachs International	03/20/2020	15	USD	3,000.00	USD	4,500,000	37,497
Subtotal — Index Put Options Purchased				76					178,966
Total Index Options Purchased				2,226					$830,449

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $1,010,000.
*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus USD	Call	Barclays Bank PLC	10/16/2020	USD	1.15	EUR	2,761,222	$ 26,177
EUR versus USD	Call	Citibank, N.A.	10/16/2020	USD	1.15	EUR	2,761,223	26,177
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/16/2020	USD	1.15	EUR	263,872	2,502
EUR versus SEK	Call	J.P. Morgan Chase Bank, N.A.	10/09/2020	SEK	11.20	EUR	298,592	1,663
USD versus HKD	Call	HSBC Bank USA, N.A.	09/09/2020	HKD	7.90	USD	174,884	216
USD versus HKD	Call	HSBC Bank USA, N.A.	09/09/2020	HKD	7.90	USD	172,272	213
USD versus HKD	Call	HSBC Bank USA, N.A.	09/09/2020	HKD	7.90	USD	174,883	216
USD versus HKD	Call	HSBC Bank USA, N.A.	09/14/2020	HKD	7.90	USD	3,486,746	4,435
USD versus HKD	Call	HSBC Bank USA, N.A.	09/14/2020	HKD	7.90	USD	174,013	221
Subtotal — Foreign Currency Call Options Purchased								61,820
Currency Risk
EUR versus USD	Put	Barclays Bank PLC	10/16/2020	USD	1.11	EUR	2,301,892	25,256
EUR versus USD	Put	Barclays Bank PLC	10/16/2020	USD	1.11	EUR	2,308,468	25,328
EUR versus USD	Put	Societe Generale	10/16/2020	USD	1.11	EUR	1,966,473	21,576
EUR versus SEK	Put	J.P. Morgan Chase Bank, N.A.	10/09/2020	SEK	10.30	EUR	7,575,201	36,713
Subtotal — Foreign Currency Put Options Purchased								108,873
Total Foreign Currency Options Purchased								$170,693

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $1,010,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value	Value
Interest Rate Risk
10 Year Interest Rate Swaption	Call	Bank of America, N.A.	3.10%	Receive	3 Month USD LIBOR	Quarterly	03/01/2029	$3,480,522	$440,937
10 Year Interest Rate Swaption	Call	Bank of America, N.A.	2.43	Receive	3 Month USD LIBOR	Quarterly	07/24/2029	1,450,639	128,207
10 Year Interest Rate Swaption	Call	Citibank, N.A.	3.03	Receive	3 Month USD LIBOR	Quarterly	02/21/2029	1,564,079	191,038
10 Year Interest Rate Swaption	Call	Morgan Stanley & Co. International PLC	2.97	Receive	3 Month USD LIBOR	Quarterly	02/20/2029	1,551,650	184,040
10 Year Interest Rate Swaption	Call	Morgan Stanley & Co. International PLC	2.05	Receive	3 Month USD LIBOR	Quarterly	09/17/2029	1,002,390	70,512
10 Year Interest Rate Swaption	Call	Societe Generale	2.99	Receive	3 Month USD LIBOR	Quarterly	02/20/2029	4,730,100	568,912
Interest Rate Risk
5 Year Interest Rate Swaption	Put	Barclays Bank PLC	1.72	Pay	3 Month USD LIBOR	Quarterly	12/02/2020	4,521,000	19,807
Total Interest Rate Swaptions Purchased									1,603,453

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $1,010,000.

Open Over-The-Counter Index Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value*		Value	Unrealized Appreciation (Depreciation)
Equity Risk
Euro Stoxx 50 Index	Call	J.P. Morgan Chase Bank, N.A.	04/17/2020	684	EUR	3,875.00	$ (111,196)	EUR	132,525,000	$(67,786)	$43,410
Euro Stoxx 50 Index	Call	J.P. Morgan Chase Bank, N.A.	06/19/2020	168	EUR	3,600.00	(228,211)	EUR	30,240,000	(195,128)	33,083
Euro Stoxx 50 Index	Call	Morgan Stanley & Co. International PLC	04/17/2020	342	EUR	3,750.00	(425,404)	EUR	64,125,000	(146,989)	278,415
Hang Seng Index	Call	J.P. Morgan Chase Bank, N.A.	03/30/2020	11	HKD	11,500.00	(5,847)	HKD	6,325,000	(1,709)	4,138
Hang Seng Index	Call	J.P. Morgan Chase Bank, N.A.	03/30/2020	11	HKD	11,500.00	(7,533)	HKD	6,325,000	(1,709)	5,824
Hang Seng Index	Call	J.P. Morgan Chase Bank, N.A.	03/30/2020	8	HKD	12,000.00	(3,334)	HKD	4,800,000	(322)	3,012
Nikkei 225 Index	Call	BNP Paribas S.A.	04/10/2020	5	JPY	24,000.00	(15,479)	JPY	120,000,000	(9,574)	5,905
Nikkei 225 Index	Call	HSBC Bank USA, N.A.	04/10/2020	2	JPY	24,500.00	(6,076)	JPY	49,000,000	(1,854)	4,222
S&P 500 Index	Call	Goldman Sachs International	03/20/2020	15	USD	3,150.00	(56,085)	USD	4,725,000	(190,050)	(133,965)
S&P 500 Index	Call	J.P. Morgan Chase Bank, N.A.	06/19/2020	40	USD	3,300.00	(406,400)	USD	13,200,000	(306,174)	100,226
S&P 500 Index	Call	Societe Generale	12/18/2020	1	USD	3,600.00	(1,283)	USD	360,000	(2,879)	(1,596)
S&P 500 Index	Call	Societe Generale	12/18/2020	5	USD	3,700.00	(3,995)	USD	1,850,000	(7,374)	(3,379)
S&P 500 Index	Call	UBS AG	12/18/2020	1	USD	2,700.00	(34,824)	USD	270,000	(57,879)	(23,055)
S&P 500 Index	Call	UBS AG	12/18/2020	1	USD	2,700.00	(38,443)	USD	270,000	(57,879)	(19,436)
S&P 500 Index	Call	UBS AG	12/18/2020	1	USD	2,925.00	(21,550)	USD	292,500	(39,692)	(18,142)
S&P 500 Index	Call	UBS AG	12/18/2020	1	USD	2,925.00	(27,257)	USD	292,500	(39,692)	(12,435)
S&P 500 Index	Call	UBS AG	12/18/2020	1	USD	2,950.00	(20,170)	USD	295,000	(37,759)	(17,589)
S&P 500 Index	Call	UBS AG	12/18/2020	1	USD	3,200.00	(9,000)	USD	320,000	(20,215)	(11,215)
S&P 500 Index	Call	UBS AG	12/18/2020	1	USD	3,250.00	(7,400)	USD	325,000	(17,154)	(9,754)
S&P 500 Index	Call	UBS AG	12/18/2020	1	USD	3,250.00	(7,323)	USD	325,000	(17,154)	(9,831)
S&P 500 Index	Call	UBS AG	12/18/2020	2	USD	3,250.00	(19,000)	USD	650,000	(34,309)	(15,309)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value*		Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	Call	UBS AG	12/18/2020	1	USD	3,300.00	$(6,000)	USD	330,000	$(14,270)	$(8,270)
S&P 500 Index	Call	UBS AG	12/18/2020	2	USD	3,300.00	(15,200)	USD	660,000	(28,540)	(13,340)
S&P 500 Index	Call	UBS AG	12/18/2020	2	USD	3,300.00	(11,562)	USD	660,000	(28,540)	(16,978)
S&P 500 Index	Call	UBS AG	12/18/2020	3	USD	3,300.00	(31,500)	USD	990,000	(42,810)	(11,310)
S&P 500 Index	Call	UBS AG	12/18/2020	1	USD	3,600.00	(848)	USD	360,000	(2,879)	(2,031)
S&P 500 Index	Call	UBS AG	12/18/2020	1	USD	3,600.00	(2,150)	USD	360,000	(2,879)	(729)
Subtotal— Index Call Options Written				1,312			(1,523,070)			(1,373,199)	149,871
Equity Risk
Hang Seng Index	Put	J.P. Morgan Chase Bank, N.A.	03/30/2020	13	HKD	9,400.00	(5,727)	HKD	6,110,000	(8,001)	(2,274)
Hang Seng Index	Put	J.P. Morgan Chase Bank, N.A.	03/30/2020	13	HKD	9,400.00	(4,881)	HKD	6,110,000	(8,001)	(3,120)
Hang Seng Index	Put	J.P. Morgan Chase Bank, N.A.	03/30/2020	10	HKD	9,800.00	(5,103)	HKD	4,900,000	(11,261)	(6,158)
Nikkei 225 Index	Put	BNP Paribas S.A.	04/10/2020	1	JPY	21,000.00	(1,456)	JPY	21,000,000	(1,541)	(85)
Nikkei 225 Index	Put	BNP Paribas S.A.	04/10/2020	22	JPY	21,500.00	(106,726)	JPY	473,000,000	(46,597)	60,129
Nikkei 225 Index	Put	BNP Paribas S.A.	04/10/2020	1	JPY	23,250.00	(6,319)	JPY	23,250,000	(6,764)	(445)
Nikkei 225 Index	Put	HSBC Bank USA, N.A.	04/10/2020	7	JPY	22,000.00	(34,818)	JPY	154,000,000	(20,533)	14,285
S&P 500 Index	Put	Goldman Sachs International	03/20/2020	15	USD	2,875.00	(121,635)	USD	4,312,500	(18,874)	102,761
S&P 500 Index	Put	J.P. Morgan Chase Bank, N.A.	04/17/2020	10	USD	2,965.00	(20,600)	USD	2,965,000	(32,694)	(12,094)
S&P 500 Index	Put	Societe Generale	12/18/2020	1	USD	2,100.00	(3,398)	USD	210,000	(1,411)	1,987
S&P 500 Index	Put	Societe Generale	12/18/2020	1	USD	2,350.00	(6,234)	USD	235,000	(2,777)	3,457
S&P 500 Index	Put	Societe Generale	12/18/2020	2	USD	2,600.00	(21,208)	USD	520,000	(10,352)	10,856
S&P 500 Index	Put	UBS AG	12/18/2020	1	USD	2,350.00	(7,260)	USD	235,000	(2,777)	4,483
S&P 500 Index	Put	UBS AG	12/18/2020	1	USD	2,550.00	(10,816)	USD	255,000	(4,594)	6,222
S&P 500 Index	Put	UBS AG	12/18/2020	1	USD	2,550.00	(10,959)	USD	255,000	(4,594)	6,365
S&P 500 Index	Put	UBS AG	12/18/2020	4	USD	2,550.00	(28,400)	USD	1,020,000	(18,375)	10,025
S&P 500 Index	Put	UBS AG	12/18/2020	1	USD	2,600.00	(12,070)	USD	260,000	(5,176)	6,894
S&P 500 Index	Put	UBS AG	12/18/2020	6	USD	2,600.00	(47,700)	USD	1,560,000	(31,058)	16,642
S&P 500 Index	Put	UBS AG	12/18/2020	1	USD	2,700.00	(14,455)	USD	270,000	(6,519)	7,936
S&P 500 Index	Put	UBS AG	12/18/2020	1	USD	2,700.00	(10,828)	USD	270,000	(6,519)	4,309
S&P 500 Index	Put	UBS AG	12/18/2020	1	USD	2,700.00	(14,560)	USD	270,000	(6,519)	8,041
S&P 500 Index	Put	UBS AG	12/18/2020	8	USD	2,700.00	(78,400)	USD	2,160,000	(52,150)	26,250
Subtotal— Index Put Options Written				121			(573,553)			(307,087)	266,466
Total — Index Options Written				1,433			$(2,096,623)			$(1,680,286)	$416,337

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $1,010,000.
*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Currency Risk
EUR versus USD	Call	Barclays Bank PLC	10/16/2020	USD	1.15	$(41,184)	EUR	2,893,158	$(27,427)	$13,757
EUR versus USD	Call	Societe Generale	10/16/2020	USD	1.15	(46,704)	EUR	2,893,159	(27,428)	19,276
EUR versus SEK	Call	J.P. Morgan Chase Bank, N.A.	10/09/2020	SEK	11.20	(62,201)	EUR	3,787,600	(21,100)	41,101
USD versus HKD	Call	HSBC Bank USA, N.A.	09/09/2020	HKD	7.90	(702)	USD	295,457	(365)	337
Subtotal — Foreign Currency Call Options Written						(150,791)			(76,320)	74,471
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Currency Risk
EUR versus USD	Put	Barclays Bank PLC	10/16/2020	USD	1.11	$(10,028)	EUR	702,647	$(7,710)	$2,318
EUR versus USD	Put	Barclays Bank PLC	10/16/2020	EUR	1.11	(32,573)	EUR	2,761,178	(30,295)	2,278
EUR versus USD	Put	Citibank, N.A.	10/16/2020	EUR	1.11	(33,309)	EUR	2,761,178	(30,295)	3,014
EUR versus USD	Put	J.P. Morgan Chase Bank, N.A.	10/16/2020	USD	1.11	(3,408)	EUR	351,830	(3,860)	(452)
EUR versus SEK	Put	J.P. Morgan Chase Bank, N.A.	10/09/2020	EUR	10.30	(7,529)	EUR	597,185	(2,894)	4,635
Subtotal — Foreign Currency Put Options Written						(86,847)			(75,054)	11,793
Total – Foreign Currency Options Written						$(237,638)			$(151,374)	$86,264

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $1,010,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Premiums Received	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
10 Year Interest Rate Swaption	Call	Societe Generale	1.70%	3 Month USD LIBOR	Receive	Quarterly	08/15/2029	$(127,573)	USD1,928,776	$(107,568)	$20,005

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $1,010,000.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	43	March-2020	$6,931,600	$4,273	$4,273
EURO STOXX 600 Index	167	March-2020	3,786,644	(39,655)	(39,655)
HSCEI	27	February-2020	1,781,668	(137,577)	(137,577)
IBEX 35 Index	7	February-2020	727,992	(9,103)	(9,103)
Nikkei 225 Index	24	March-2020	2,561,580	(27,154)	(27,154)
Subtotal				(209,216)	(209,216)
Interest Rate Risk
Euro Bobl	1	March-2020	149,677	865	865
Euro Bund	2	March-2020	388,256	5,942	5,942
Euro Buxl 30 Year Bonds	3	March-2020	701,696	25,508	25,508
Subtotal				32,315	32,315
Subtotal—Long Futures Contracts				(176,901)	(176,901)
Short Futures Contracts
Equity Risk
Bovespa Index	25	February-2020	(665,081)	(2,262)	(2,262)
E-Mini Russell 2000 Index	70	March-2020	(5,651,450)	108,005	108,005
EURO STOXX 50 Index	69	March-2020	(2,784,724)	80,421	80,421
EURO STOXX 600 Index	39	March-2020	(690,317)	9,315	9,315
FTSE 100 Index	40	March-2020	(3,812,283)	108,847	108,847
FTSE UK Mid Cap Tradable Plus Index	21	March-2020	(1,256,328)	17,663	17,663
MSCI AC Asia ex Japan Index	81	March-2020	(3,951,868)	50,396	50,396
MSCI World Index	52	March-2020	(3,580,720)	(3,480)	(3,480)
Swiss Market Index	6	March-2020	(657,184)	(8,877)	(8,877)
Subtotal				360,028	360,028
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Euro OAT	162	March-2020	$(30,043,752)	$(537,516)	$(537,516)
Long Gilt	5	March-2020	(890,941)	(14,464)	(14,464)
U.S. Treasury 10 Year Notes	3	March-2020	(394,969)	(6,821)	(6,821)
U.S. Treasury 2 Year Notes	4	March-2020	(865,437)	(3,310)	(3,310)
U.S. Treasury 5 Year Notes	2	March-2020	(240,641)	(2,854)	(2,854)
U.S. Treasury Long Bonds	1	March-2020	(163,531)	(4,455)	(4,455)
Subtotal				(569,420)	(569,420)
Subtotal—Short Futures Contracts				(209,392)	(209,392)
Total Futures Contracts				$(386,293)	$(386,293)

(a)	Futures contracts collateralized by $0 cash held with Bank of America Merrill Lynch, the futures commission merchant.

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit iTraxx Europe Crossover Index, Series 32, Version 1	Buy	(5.00)%	Quarterly	12/20/2024	2.312%	EUR	100,000	$(14,031)	$(13,566)	$465
Credit Risk
Markit CDX North America Investment Grade Index, Series 33, Version 1	Buy	(1.00)	Quarterly	12/20/2024	0.506	USD	350,000	(7,964)	(8,108)	(144)
Markit CDX North America High Yield Index, Series 33, Version 2	Sell	5.00	Quarterly	12/20/2024	3.080	USD	897,930	85,791	74,254	(11,537)
Subtotal - Depreciation								77,827	66,146	(11,681)
Total Credit Default Swap Agreements								$63,796	$52,580	$(11,216)

(a)	Implied credit spreads represent the current level, as of January 31, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	6 Month EUR LIBOR	Semi-Annually	0.180%	Semi-Annually	12/18/2024	EUR	269,000	$—	$—	$—
Pay	6 Month EUR LIBOR	Semi-Annually	0.900	Semi-Annually	03/20/2030	EUR	150,000	—	—	—
Pay	6 Month EUR LIBOR	Semi-Annually	1.204	Semi-Annually	06/20/2040	EUR	50,000	—	—	—
Pay	6 Month EUR LIBOR	Semi-Annually	5.337	Semi-Annually	09/18/2024	EUR	189,000	—	—	—
Receive	6 Month EUR LIBOR	Semi-Annually	(0.472)	Semi-Annually	09/18/2024	EUR	384,000	—	1	1
Pay	6 Month EUR LIBOR	Semi-Annually	0.112	Semi-Annually	01/02/2025	EUR	231,000	—	3	3
Receive	6 Month EUR LIBOR	Semi-Annually	(0.310)	Semi-Annually	09/18/2024	EUR	6,031,000	—	15	15
Receive	6 Month GBP LIBOR	Semi-Annually	(0.718)	Semi-Annually	09/21/2069	GBP	47,750	—	21	21
Receive	6 Month EUR LIBOR	Semi-Annually	(0.400)	Semi-Annually	12/18/2024	EUR	755,000	—	38	38
Pay	6 Month GBP LIBOR	Semi-Annually	0.828	Semi-Annually	03/18/2050	GBP	147,850	—	41	41
Receive	6 Month GBP LIBOR	Semi-Annually	(0.717)	Semi-Annually	09/21/2069	GBP	173,239	—	47	47
Receive	6 Month AUD BBSW	Semi-Annually	(0.791)	Semi-Annually	02/03/2025	AUD	1,301,877	—	92	92
Receive	28 Day MXN TIIE	28 Day	(6.925)	28 Day	06/16/2021	MXN	1,500,000	—	188	188
Receive	6 Month GBP LIBOR	Semi-Annually	(0.685)	Semi-Annually	09/15/2026	GBP	588,525	—	234	234
Receive	6 Month GBP LIBOR	Semi-Annually	(0.746)	Semi-Annually	09/21/2069	GBP	47,750	—	464	464
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.725)%	Semi-Annually	09/21/2069	GBP	173,239	$—	$498	$498
Receive	3 Month CDOR	Quarterly	(1.658)	Quarterly	09/18/2024	CAD	953,514	—	519	519
Receive	3 Month CDOR	Quarterly	(1.658)	Quarterly	09/18/2024	CAD	953,844	—	519	519
Receive	6 Month GBP LIBOR	Semi-Annually	(0.726)	Semi-Annually	09/21/2069	GBP	173,239	—	554	554
Receive	3 Month USD LIBOR	Quarterly	(1.903)	Quarterly	09/19/2039	USD	146,562	—	595	595
Pay	6 Month GBP LIBOR	Semi-Annually	0.817	Semi-Annually	03/18/2050	GBP	147,850	—	632	632
Pay	6 Month GBP LIBOR	Semi-Annually	0.815	Semi-Annually	03/18/2050	GBP	147,850	—	739	739
Receive	6 Month GBP LIBOR	Semi-Annually	(0.730)	Semi-Annually	09/21/2069	GBP	173,239	—	780	780
Receive	6 Month AUD BBSW	Semi-Annually	(0.809)	Semi-Annually	02/03/2025	AUD	1,260,502	—	834	834
Pay	3 Month USD LIBOR	Quarterly	1.655	Quarterly	11/15/2044	USD	239,800	—	971	971
Receive	6 Month GBP LIBOR	Semi-Annually	(0.705)	Semi-Annually	09/15/2026	GBP	588,525	—	996	996
Pay	6 Month GBP LIBOR	Semi-Annually	0.810	Semi-Annually	03/18/2050	GBP	147,850	—	1,007	1,007
Pay	6 Month GBP LIBOR	Semi-Annually	0.810	Semi-Annually	03/18/2050	GBP	147,850	—	1,007	1,007
Receive	6 Month GBP LIBOR	Semi-Annually	(0.735)	Semi-Annually	09/21/2069	GBP	173,239	—	1,062	1,062
Pay	3 Month USD LIBOR	Quarterly	1.651	Quarterly	11/15/2044	USD	239,800	—	1,176	1,176
Receive	3 Month CDOR	Quarterly	(1.683)	Quarterly	09/18/2024	CAD	953,844	—	1,326	1,326
Receive	6 Month GBP LIBOR	Semi-Annually	(0.740)	Semi-Annually	09/21/2069	GBP	173,239	—	1,344	1,344
Receive	3 Month CDOR	Quarterly	(1.685)	Quarterly	09/18/2024	CAD	953,844	—	1,407	1,407
Receive	6 Month AUD BBSW	Semi-Annually	(0.826)	Semi-Annually	01/31/2025	AUD	1,223,429	—	1,510	1,510
Receive	3 Month CDOR	Quarterly	(1.690)	Quarterly	09/18/2024	CAD	953,845	—	1,569	1,569
Receive	6 Month AUD BBSW	Semi-Annually	(0.820)	Semi-Annually	01/31/2025	AUD	1,538,554	—	1,570	1,570
Receive	6 Month GBP LIBOR	Semi-Annually	(0.775)	Semi-Annually	12/15/2026	GBP	275,639	—	1,575	1,575
Receive	3 Month CDOR	Quarterly	(1.693)	Quarterly	09/18/2024	CAD	953,845	—	1,649	1,649
Receive	6 Month GBP LIBOR	Semi-Annually	(0.780)	Semi-Annually	12/15/2026	GBP	275,639	—	1,664	1,664
Receive	3 Month CDOR	Quarterly	(1.695)	Quarterly	09/18/2024	CAD	953,844	—	1,730	1,730
Receive	6 Month GBP LIBOR	Semi-Annually	(0.748)	Semi-Annually	09/21/2069	GBP	173,239	—	1,794	1,794
Receive	3 Month CDOR	Quarterly	(1.698)	Quarterly	09/18/2024	CAD	953,844	—	1,811	1,811
Receive	6 Month EUR LIBOR	Semi-Annually	(0.180)	Semi-Annually	12/18/2024	EUR	269,000	—	1,817	1,817
Receive	6 Month AUD BBSW	Semi-Annually	(0.836)	Semi-Annually	01/29/2025	AUD	1,223,429	—	1,929	1,929
Receive	6 Month GBP LIBOR	Semi-Annually	(0.751)	Semi-Annually	09/21/2069	GBP	173,239	—	1,964	1,964
Receive	3 Month CDOR	Quarterly	(1.765)	Quarterly	12/18/2024	CAD	445,756	—	1,968	1,968
Receive	3 Month CDOR	Quarterly	(1.705)	Quarterly	09/18/2024	CAD	953,845	—	2,053	2,053
Receive	3 Month CDOR	Quarterly	(1.705)	Quarterly	09/18/2024	CAD	953,845	—	2,053	2,053
Receive	6 Month GBP LIBOR	Semi-Annually	(0.755)	Semi-Annually	09/21/2069	GBP	173,239	—	2,189	2,189
Receive	3 Month CDOR	Quarterly	(1.710)	Quarterly	09/18/2024	CAD	953,844	—	2,215	2,215
Receive	6 Month AUD BBSW	Semi-Annually	(0.844)	Semi-Annually	01/29/2025	AUD	1,223,428	—	2,253	2,253
Receive	6 Month EUR LIBOR	Semi-Annually	(0.112)	Semi-Annually	01/02/2025	EUR	231,000	—	2,409	2,409
Receive	6 Month AUD BBSW	Semi-Annually	(0.850)	Semi-Annually	01/29/2025	AUD	1,223,428	—	2,504	2,504
Receive	3 Month USD LIBOR	Quarterly	(1.617)	Quarterly	12/18/2029	USD	180,054	—	2,515	2,515
Receive	6 Month AUD BBSW	Semi-Annually	(0.851)	Semi-Annually	01/30/2025	AUD	1,223,428	—	2,534	2,534
Receive	3 Month CDOR	Quarterly	(1.720)	Quarterly	09/18/2024	CAD	953,844	—	2,538	2,538
Receive	3 Month CDOR	Quarterly	(1.720)	Quarterly	09/18/2024	CAD	953,844	—	2,538	2,538
Receive	3 Month CDOR	Quarterly	(1.720)	Quarterly	09/18/2024	CAD	953,844	—	2,538	2,538
Receive	6 Month GBP LIBOR	Semi-Annually	(0.750)	Semi-Annually	09/15/2026	GBP	588,525	—	2,710	2,710
Receive	6 Month AUD BBSW	Semi-Annually	(0.856)	Semi-Annually	01/29/2025	AUD	1,223,429	—	2,745	2,745
Receive	3 Month CDOR	Quarterly	(1.730)	Quarterly	09/18/2024	CAD	953,844	—	2,861	2,861
Receive	6 Month GBP LIBOR	Semi-Annually	(0.744)	Semi-Annually	09/15/2026	GBP	697,000	—	2,939	2,939
Receive	3 Month CDOR	Quarterly	(1.732)	Quarterly	09/18/2024	CAD	953,844	—	2,941	2,941
Receive	6 Month GBP LIBOR	Semi-Annually	(0.757)	Semi-Annually	09/15/2026	GBP	588,525	—	2,973	2,973
Receive	6 Month GBP LIBOR	Semi-Annually	(0.884)	Semi-Annually	03/21/2070	GBP	55,000	—	3,077	3,077
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	3 Month USD LIBOR	Quarterly	1.630%	Quarterly	11/15/2044	USD	338,183	$—	$3,128	$3,128
Receive	3 Month CDOR	Quarterly	(1.740)	Quarterly	09/18/2024	CAD	953,845	—	3,136	3,136
Pay	6 Month EUR LIBOR	Semi-Annually	0.472	Semi-Annually	09/18/2024	EUR	384,000	—	3,197	3,197
Receive	3 Month CDOR	Quarterly	(1.837)	Quarterly	12/18/2024	CAD	466,018	—	3,262	3,262
Receive	3 Month USD LIBOR	Quarterly	(1.680)	Quarterly	12/18/2029	USD	165,145	—	3,273	3,273
Receive	6 Month GBP LIBOR	Semi-Annually	(0.897)	Semi-Annually	03/21/2070	GBP	55,000	—	3,309	3,309
Receive	3 Month USD LIBOR	Quarterly	(1.732)	Quarterly	05/15/2045	USD	276,353	—	3,370	3,370
Receive	6 Month GBP LIBOR	Semi-Annually	(0.900)	Semi-Annually	03/21/2070	GBP	55,000	—	3,372	3,372
Receive	3 Month CDOR	Quarterly	(1.824)	Quarterly	12/18/2024	CAD	518,698	—	3,381	3,381
Receive	6 Month AUD BBSW	Semi-Annually	(0.857)	Semi-Annually	01/30/2025	AUD	1,538,554	—	3,464	3,464
Receive	3 Month CDOR	Quarterly	(1.750)	Quarterly	09/18/2024	CAD	953,844	—	3,467	3,467
Receive	3 Month CDOR	Quarterly	(1.750)	Quarterly	09/18/2024	CAD	953,845	—	3,507	3,507
Receive	3 Month USD LIBOR	Quarterly	(1.754)	Quarterly	05/15/2045	USD	209,583	—	3,552	3,552
Receive	6 Month GBP LIBOR	Semi-Annually	(0.758)	Semi-Annually	09/15/2026	GBP	697,000	—	3,570	3,570
Receive	6 Month GBP LIBOR	Semi-Annually	(0.921)	Semi-Annually	03/21/2070	GBP	55,000	—	3,737	3,737
Receive	3 Month CDOR	Quarterly	(1.896)	Quarterly	12/18/2024	CAD	411,797	—	3,740	3,740
Receive	3 Month USD LIBOR	Quarterly	(1.681)	Quarterly	12/18/2029	USD	188,238	—	3,748	3,748
Receive	3 Month CDOR	Quarterly	(1.760)	Quarterly	09/18/2024	CAD	953,844	—	3,783	3,783
Receive	3 Month CDOR	Quarterly	(1.760)	Quarterly	09/18/2024	CAD	953,845	—	3,790	3,790
Receive	6 Month GBP LIBOR	Semi-Annually	(0.795)	Semi-Annually	12/15/2026	GBP	551,277	—	3,863	3,863
Receive	3 Month CDOR	Quarterly	(1.762)	Quarterly	09/18/2024	CAD	953,844	—	3,871	3,871
Receive	3 Month USD LIBOR	Quarterly	(1.954)	Quarterly	09/19/2039	USD	482,479	—	3,961	3,961
Receive	3 Month CDOR	Quarterly	(1.745)	Quarterly	12/18/2024	CAD	1,069,814	—	3,962	3,962
Pay	6 Month EUR LIBOR	Semi-Annually	0.400	Semi-Annually	12/18/2024	EUR	755,000	—	4,025	4,025
Receive	3 Month CDOR	Quarterly	(1.767)	Quarterly	09/18/2024	CAD	953,845	—	4,072	4,072
Receive	6 Month GBP LIBOR	Semi-Annually	(0.789)	Semi-Annually	09/21/2069	GBP	173,239	—	4,105	4,105
Receive	3 Month USD LIBOR	Quarterly	(1.737)	Quarterly	05/15/2045	USD	308,996	—	4,139	4,139
Receive	3 Month USD LIBOR	Quarterly	(1.736)	Quarterly	05/15/2045	USD	315,673	—	4,146	4,146
Receive	6 Month GBP LIBOR	Semi-Annually	(0.775)	Semi-Annually	09/15/2026	GBP	697,000	—	4,337	4,337
Receive	3 Month CDOR	Quarterly	(1.777)	Quarterly	09/18/2024	CAD	953,844	—	4,352	4,352
Receive	3 Month USD LIBOR	Quarterly	(1.749)	Quarterly	05/15/2045	USD	276,353	—	4,403	4,403
Receive	3 Month CDOR	Quarterly	(1.782)	Quarterly	09/18/2024	CAD	953,844	—	4,517	4,517
Receive	3 Month USD LIBOR	Quarterly	(1.777)	Quarterly	05/15/2045	USD	209,583	—	4,542	4,542
Receive	3 Month USD LIBOR	Quarterly	(1.777)	Quarterly	05/15/2045	USD	209,583	—	4,568	4,568
Receive	6 Month AUD BBSW	Semi-Annually	(0.923)	Semi-Annually	01/24/2025	AUD	1,078,842	—	4,633	4,633
Receive	3 Month USD LIBOR	Quarterly	(1.709)	Quarterly	12/18/2029	USD	208,699	—	4,709	4,709
Receive	3 Month USD LIBOR	Quarterly	(1.755)	Quarterly	05/15/2045	USD	277,206	—	4,713	4,713
Receive	3 Month CDOR	Quarterly	(1.790)	Quarterly	09/18/2024	CAD	953,844	—	4,759	4,759
Pay	3 Month USD LIBOR	Quarterly	1.511	Quarterly	05/15/2045	USD	136,859	—	4,770	4,770
Receive	3 Month CDOR	Quarterly	(1.942)	Quarterly	12/18/2024	CAD	445,756	—	4,779	4,779
Receive	3 Month USD LIBOR	Quarterly	(1.755)	Quarterly	12/18/2029	USD	180,054	—	4,832	4,832
Receive	6 Month AUD BBSW	Semi-Annually	(0.928)	Semi-Annually	01/28/2025	AUD	1,078,842	—	4,889	4,889
Receive	3 Month CDOR	Quarterly	(1.795)	Quarterly	09/18/2024	CAD	953,844	—	4,920	4,920
Receive	3 Month CDOR	Quarterly	(1.795)	Quarterly	09/18/2024	CAD	953,845	—	4,920	4,920
Receive	3 Month CDOR	Quarterly	(1.800)	Quarterly	09/18/2024	CAD	953,845	—	5,082	5,082
Receive	3 Month USD LIBOR	Quarterly	(1.928)	Quarterly	12/19/2039	USD	858,666	—	5,102	5,102
Receive	3 Month CDOR	Quarterly	(1.776)	Quarterly	12/18/2024	CAD	1,069,814	—	5,153	5,153
Receive	3 Month CDOR	Quarterly	(1.802)	Quarterly	09/18/2024	CAD	953,844	—	5,163	5,163
Receive	6 Month AUD BBSW	Semi-Annually	(0.934)	Semi-Annually	01/23/2025	AUD	1,078,842	—	5,181	5,181
Receive	6 Month GBP LIBOR	Semi-Annually	(0.822)	Semi-Annually	09/15/2026	GBP	560,500	—	5,193	5,193
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	3 Month USD LIBOR	Quarterly	(1.610)%	Quarterly	12/18/2029	USD	429,673	$—	$5,742	$5,742
Receive	3 Month USD LIBOR	Quarterly	(1.937)	Quarterly	12/19/2039	USD	858,667	—	5,763	5,763
Receive	6 Month GBP LIBOR	Semi-Annually	(0.842)	Semi-Annually	09/15/2026	GBP	560,500	—	5,918	5,918
Receive	3 Month CDOR	Quarterly	(1.870)	Quarterly	12/18/2024	CAD	742,746	—	6,058	6,058
Receive	3 Month CDOR	Quarterly	(1.880)	Quarterly	12/18/2024	CAD	734,254	—	6,251	6,251
Receive	6 Month GBP LIBOR	Semi-Annually	(0.775)	Semi-Annually	12/15/2026	GBP	1,102,555	—	6,300	6,300
Receive	6 Month GBP LIBOR	Semi-Annually	(0.853)	Semi-Annually	09/15/2026	GBP	560,500	—	6,317	6,317
Receive	6 Month GBP LIBOR	Semi-Annually	(0.777)	Semi-Annually	12/15/2026	GBP	1,102,390	—	6,442	6,442
Receive	3 Month USD LIBOR	Quarterly	(2.019)	Quarterly	09/19/2039	USD	482,480	—	6,511	6,511
Pay	3 Month USD LIBOR	Quarterly	1.586	Quarterly	05/15/2045	USD	354,384	—	6,695	6,695
Receive	3 Month USD LIBOR	Quarterly	(1.643)	Quarterly	12/18/2029	USD	429,673	—	7,039	7,039
Receive	6 Month GBP LIBOR	Semi-Annually	(0.877)	Semi-Annually	09/15/2026	GBP	560,500	—	7,188	7,188
Pay	3 Month USD LIBOR	Quarterly	1.603	Quarterly	05/15/2045	USD	472,968	—	7,230	7,230
Receive	3 Month CDOR	Quarterly	(1.840)	Quarterly	12/18/2024	CAD	1,069,814	—	7,583	7,583
Receive	6 Month GBP LIBOR	Semi-Annually	(0.893)	Semi-Annually	09/15/2026	GBP	560,500	—	7,768	7,768
Receive	6 Month EUR LIBOR	Semi-Annually	(1.024)	Semi-Annually	06/20/2040	EUR	50,000	—	7,849	7,849
Receive	6 Month GBP LIBOR	Semi-Annually	(0.857)	Semi-Annually	09/15/2026	GBP	697,000	—	8,014	8,014
Receive	3 Month USD LIBOR	Quarterly	(1.749)	Quarterly	12/18/2029	USD	305,436	—	8,040	8,040
Receive	3 Month USD LIBOR	Quarterly	(1.669)	Quarterly	12/18/2029	USD	429,673	—	8,097	8,097
Receive	3 Month USD LIBOR	Quarterly	(1.971)	Quarterly	12/19/2039	USD	858,666	—	8,110	8,110
Receive	3 Month USD LIBOR	Quarterly	(1.809)	Quarterly	05/15/2045	USD	287,481	—	8,171	8,171
Receive	3 Month USD LIBOR	Quarterly	(2.062)	Quarterly	09/19/2039	USD	482,479	—	8,179	8,179
Receive	3 Month USD LIBOR	Quarterly	(1.762)	Quarterly	12/18/2029	USD	305,436	—	8,409	8,409
Receive	3 Month CDOR	Quarterly	(1.955)	Quarterly	12/18/2024	CAD	761,837	—	8,521	8,521
Receive	6 Month GBP LIBOR	Semi-Annually	(0.868)	Semi-Annually	09/21/2069	GBP	173,239	—	8,530	8,530
Receive	3 Month CDOR	Quarterly	(1.960)	Quarterly	12/18/2024	CAD	761,838	—	8,657	8,657
Receive	6 Month GBP LIBOR	Semi-Annually	(0.931)	Semi-Annually	12/21/2069	GBP	132,000	—	9,332	9,332
Receive	3 Month USD LIBOR	Quarterly	(1.833)	Quarterly	05/15/2045	USD	287,481	—	9,671	9,671
Receive	6 Month AUD BBSW	Semi-Annually	(0.930)	Semi-Annually	04/07/2020	AUD	2,224,416	—	10,099	10,099
Pay	3 Month USD LIBOR	Quarterly	1.248	Quarterly	03/06/2025	USD	3,057,937	—	10,818	10,818
Receive	3 Month USD LIBOR	Quarterly	(1.644)	Quarterly	01/28/2030	USD	667,364	—	10,942	10,942
Receive	3 Month USD LIBOR	Quarterly	(1.744)	Quarterly	12/18/2029	USD	425,581	—	10,986	10,986
Receive	3 Month USD LIBOR	Quarterly	(1.857)	Quarterly	05/15/2045	USD	287,481	—	11,105	11,105
Receive	3 Month USD LIBOR	Quarterly	(1.860)	Quarterly	05/15/2045	USD	287,481	—	11,286	11,286
Receive	3 Month CDOR	Quarterly	(1.953)	Quarterly	12/18/2024	CAD	1,069,814	—	11,889	11,889
Receive	3 Month USD LIBOR	Quarterly	(1.871)	Quarterly	05/15/2045	USD	287,481	—	11,930	11,930
Receive	6 Month GBP LIBOR	Semi-Annually	(0.855)	Semi-Annually	12/15/2026	GBP	1,102,500	—	12,002	12,002
Pay	3 Month USD LIBOR	Quarterly	1.554	Quarterly	05/15/2045	USD	472,968	—	12,177	12,177
Pay	3 Month USD LIBOR	Quarterly	1.543	Quarterly	05/15/2045	USD	436,740	—	12,242	12,242
Receive	3 Month USD LIBOR	Quarterly	(1.910)	Quarterly	05/15/2045	USD	252,241	—	12,542	12,542
Receive	3 Month USD LIBOR	Quarterly	(2.037)	Quarterly	12/19/2039	USD	858,667	—	12,717	12,717
Receive	3 Month USD LIBOR	Quarterly	(1.923)	Quarterly	05/15/2045	USD	252,241	—	13,254	13,254
Receive	3 Month CDOR	Quarterly	(1.922)	Quarterly	12/18/2024	CAD	1,354,044	—	13,577	13,577
Receive	3 Month USD LIBOR	Quarterly	(1.902)	Quarterly	05/15/2045	USD	287,481	—	13,848	13,848
Receive	3 Month USD LIBOR	Quarterly	(1.904)	Quarterly	05/15/2045	USD	287,481	—	13,939	13,939
Receive	3 Month USD LIBOR	Quarterly	(1.923)	Quarterly	05/15/2045	USD	266,152	—	13,952	13,952
Receive	3 Month USD LIBOR	Quarterly	(2.060)	Quarterly	12/19/2039	USD	858,667	—	14,281	14,281
Receive	3 Month USD LIBOR	Quarterly	(1.754)	Quarterly	12/18/2029	USD	540,338	—	14,475	14,475
Receive	3 Month USD LIBOR	Quarterly	(2.067)	Quarterly	12/19/2039	USD	858,667	—	14,803	14,803
Pay	3 Month USD LIBOR	Quarterly	1.527	Quarterly	05/15/2045	USD	491,081	—	15,435	15,435
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.900)%	Semi-Annually	03/20/2030	EUR	150,000	$—	$16,061	$16,061
Receive	3 Month USD LIBOR	Quarterly	(1.672)	Quarterly	01/28/2030	USD	949,497	—	18,108	18,108
Receive	3 Month USD LIBOR	Quarterly	(1.729)	Quarterly	01/24/2030	USD	949,496	—	23,185	23,185
Receive	3 Month USD LIBOR	Quarterly	(1.742)	Quarterly	01/23/2030	USD	949,496	—	24,338	24,338
Receive	3 Month USD LIBOR	Quarterly	(1.922)	Quarterly	05/15/2045	USD	558,669	—	29,186	29,186
Receive	3 Month USD LIBOR	Quarterly	(2.080)	Quarterly	05/15/2045	USD	344,000	—	29,595	29,595
Receive	3 Month USD LIBOR	Quarterly	(1.671)	Quarterly	01/27/2030	USD	1,922,341	—	36,397	36,397
Receive	3 Month USD LIBOR	Quarterly	(1.723)	Quarterly	01/24/2030	USD	1,906,775	—	45,576	45,576
Receive	3 Month USD LIBOR	Quarterly	(1.920)	Quarterly	05/15/2045	USD	5,800,000	—	301,303	301,303
Subtotal — Appreciation								—	1,306,125	1,306,125
Interest Rate Risk
Pay	3 Month USD LIBOR	Quarterly	1.904	Quarterly	05/15/2045	USD	945,680	—	(45,941)	(45,941)
Pay	3 Month USD LIBOR	Quarterly	1.899	Quarterly	05/15/2045	USD	945,680	—	(45,017)	(45,017)
Pay	3 Month USD LIBOR	Quarterly	1.880	Quarterly	05/15/2045	USD	945,680	—	(41,158)	(41,158)
Pay	6 Month AUD BBSW	Semi-Annually	1.147	Semi-Annually	12/18/2024	AUD	2,926,073	—	(34,090)	(34,090)
Pay	3 Month USD LIBOR	Quarterly	1.817	Quarterly	05/15/2045	USD	945,680	—	(28,437)	(28,437)
Pay	3 Month USD LIBOR	Quarterly	2.105	Quarterly	12/19/2039	USD	1,170,457	—	(23,780)	(23,780)
Pay	6 Month AUD BBSW	Semi-Annually	1.098	Semi-Annually	12/18/2024	AUD	2,350,389	—	(23,685)	(23,685)
Pay	3 Month USD LIBOR	Quarterly	1.782	Quarterly	05/15/2045	USD	945,680	—	(21,503)	(21,503)
Pay	6 Month AUD BBSW	Semi-Annually	1.063	Semi-Annually	12/18/2024	AUD	2,350,390	—	(21,044)	(21,044)
Pay	6 Month AUD BBSW	Semi-Annually	1.048	Semi-Annually	12/18/2024	AUD	2,350,390	—	(19,875)	(19,875)
Pay	3 Month USD LIBOR	Quarterly	1.771	Quarterly	05/15/2045	USD	945,600	—	(19,231)	(19,231)
Pay	3 Month USD LIBOR	Quarterly	1.920	Quarterly	05/15/2045	USD	368,636	—	(19,209)	(19,209)
Pay	6 Month AUD BBSW	Semi-Annually	1.042	Semi-Annually	12/18/2024	AUD	2,309,865	—	(19,124)	(19,124)
Pay	6 Month GBP LIBOR	Semi-Annually	0.909	Semi-Annually	09/21/2069	GBP	299,760	—	(18,808)	(18,808)
Pay	6 Month GBP LIBOR	Semi-Annually	1.007	Semi-Annually	12/21/2069	GBP	184,000	—	(17,517)	(17,517)
Pay	6 Month GBP LIBOR	Semi-Annually	1.126	Semi-Annually	09/21/2069	GBP	124,900	—	(16,655)	(16,655)
Pay	6 Month GBP LIBOR	Semi-Annually	1.120	Semi-Annually	09/21/2069	GBP	124,900	—	(16,411)	(16,411)
Pay	6 Month GBP LIBOR	Semi-Annually	1.119	Semi-Annually	09/21/2069	GBP	124,900	—	(16,371)	(16,371)
Pay	6 Month GBP LIBOR	Semi-Annually	1.111	Semi-Annually	09/21/2069	GBP	124,900	—	(16,046)	(16,046)
Pay	6 Month GBP LIBOR	Semi-Annually	1.107	Semi-Annually	09/21/2069	GBP	124,900	—	(15,883)	(15,883)
Pay	6 Month GBP LIBOR	Semi-Annually	0.882	Semi-Annually	12/18/2027	GBP	849,500	—	(15,869)	(15,869)
Pay	6 Month GBP LIBOR	Semi-Annually	0.960	Semi-Annually	12/21/2069	GBP	195,250	—	(15,625)	(15,625)
Pay	6 Month GBP LIBOR	Semi-Annually	0.874	Semi-Annually	12/18/2027	GBP	849,500	—	(15,175)	(15,175)
Pay	3 Month USD LIBOR	Quarterly	1.867	Quarterly	05/15/2045	USD	368,637	—	(15,008)	(15,008)
Pay	6 Month GBP LIBOR	Semi-Annually	0.872	Semi-Annually	12/18/2027	GBP	849,500	—	(15,001)	(15,001)
Pay	6 Month AUD BBSW	Semi-Annually	1.068	Semi-Annually	12/18/2024	AUD	1,641,220	—	(14,958)	(14,958)
Pay	6 Month GBP LIBOR	Semi-Annually	1.056	Semi-Annually	09/21/2069	GBP	131,145	—	(14,498)	(14,498)
Pay	6 Month GBP LIBOR	Semi-Annually	0.865	Semi-Annually	12/18/2027	GBP	849,500	—	(14,394)	(14,394)
Pay	6 Month GBP LIBOR	Semi-Annually	1.047	Semi-Annually	09/21/2069	GBP	131,145	—	(14,096)	(14,096)
Pay	6 Month GBP LIBOR	Semi-Annually	0.947	Semi-Annually	12/15/2026	GBP	763,000	—	(12,844)	(12,844)
Pay	6 Month GBP LIBOR	Semi-Annually	0.938	Semi-Annually	09/21/2069	GBP	173,750	—	(12,513)	(12,513)
Pay	6 Month GBP LIBOR	Semi-Annually	1.005	Semi-Annually	09/21/2069	GBP	131,145	—	(12,325)	(12,325)
Pay	6 Month AUD BBSW	Semi-Annually	1.010	Semi-Annually	12/18/2024	AUD	1,641,220	—	(11,902)	(11,902)
Pay	6 Month GBP LIBOR	Semi-Annually	0.979	Semi-Annually	09/21/2069	GBP	131,145	—	(11,215)	(11,215)
Pay	3 Month CDOR	Semi-Annually	1.915	Semi-Annually	01/22/2025	CAD	1,120,845	—	(11,112)	(11,112)
Pay	3 Month USD LIBOR	Quarterly	1.772	Quarterly	09/18/2029	USD	372,900	—	(10,627)	(10,627)
Pay	3 Month USD LIBOR	Quarterly	1.810	Quarterly	05/15/2045	USD	368,636	—	(10,552)	(10,552)
Pay	6 Month GBP LIBOR	Semi-Annually	0.878	Semi-Annually	12/21/2069	GBP	195,230	—	(10,421)	(10,421)
Receive	3 Month USD LIBOR	Quarterly	(1.180)	Quarterly	03/06/2025	USD	1,528,969	—	(10,402)	(10,402)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	6 Month GBP LIBOR	Semi-Annually	0.875%	Semi-Annually	12/21/2069	GBP	195,260	$—	$(10,232)	$(10,232)
Pay	3 Month CDOR	Semi-Annually	1.892	Semi-Annually	01/21/2025	CAD	1,120,846	—	(10,178)	(10,178)
Pay	3 Month USD LIBOR	Quarterly	1.744	Quarterly	09/18/2029	USD	372,900	—	(9,663)	(9,663)
Pay	6 Month GBP LIBOR	Semi-Annually	0.939	Semi-Annually	09/21/2069	GBP	131,145	—	(9,509)	(9,509)
Pay	3 Month USD LIBOR	Quarterly	1.795	Quarterly	05/15/2045	USD	369,091	—	(9,418)	(9,418)
Pay	6 Month AUD BBSW	Semi-Annually	1.105	Semi-Annually	12/18/2024	AUD	911,789	—	(9,393)	(9,393)
Pay	6 Month AUD BBSW	Semi-Annually	1.076	Semi-Annually	12/18/2024	AUD	992,837	—	(9,304)	(9,304)
Pay	6 Month GBP LIBOR	Semi-Annually	1.051	Semi-Annually	12/21/2069	GBP	85,000	—	(9,302)	(9,302)
Pay	3 Month USD LIBOR	Quarterly	1.718	Quarterly	09/18/2029	USD	372,900	—	(8,783)	(8,783)
Pay	6 Month AUD BBSW	Semi-Annually	1.029	Semi-Annually	12/18/2024	AUD	1,114,409	—	(8,761)	(8,761)
Pay	6 Month GBP LIBOR	Semi-Annually	1.030	Semi-Annually	12/21/2069	GBP	85,000	—	(8,722)	(8,722)
Pay	3 Month USD LIBOR	Quarterly	1.716	Quarterly	09/18/2029	USD	372,900	—	(8,716)	(8,716)
Pay	3 Month USD LIBOR	Quarterly	1.711	Quarterly	09/19/2029	USD	372,900	—	(8,561)	(8,561)
Pay	6 Month GBP LIBOR	Semi-Annually	1.022	Semi-Annually	12/21/2069	GBP	85,000	—	(8,501)	(8,501)
Pay	3 Month CDOR	Semi-Annually	1.850	Semi-Annually	01/22/2025	CAD	1,120,846	—	(8,462)	(8,462)
Pay	6 Month GBP LIBOR	Semi-Annually	0.910	Semi-Annually	09/21/2069	GBP	131,145	—	(8,271)	(8,271)
Pay	3 Month USD LIBOR	Quarterly	1.737	Quarterly	11/15/2044	USD	624,028	—	(8,206)	(8,206)
Pay	6 Month AUD BBSW	Semi-Annually	1.041	Semi-Annually	12/18/2024	AUD	992,837	—	(8,188)	(8,188)
Pay	6 Month GBP LIBOR	Semi-Annually	0.907	Semi-Annually	09/21/2069	GBP	131,145	—	(8,143)	(8,143)
Pay	6 Month GBP LIBOR	Semi-Annually	0.904	Semi-Annually	09/21/2069	GBP	131,145	—	(8,015)	(8,015)
Pay	3 Month CDOR	Semi-Annually	1.842	Semi-Annually	01/22/2025	CAD	1,098,262	—	(7,992)	(7,992)
Pay	6 Month GBP LIBOR	Semi-Annually	0.862	Semi-Annually	12/15/2026	GBP	706,000	—	(7,991)	(7,991)
Pay	3 Month CDOR	Semi-Annually	1.832	Semi-Annually	01/22/2025	CAD	1,120,845	—	(7,750)	(7,750)
Pay	3 Month USD LIBOR	Quarterly	1.687	Quarterly	09/19/2029	USD	372,900	—	(7,749)	(7,749)
Pay	6 Month GBP LIBOR	Semi-Annually	0.971	Semi-Annually	03/18/2050	GBP	147,850	—	(7,632)	(7,632)
Pay	3 Month CDOR	Semi-Annually	1.830	Semi-Annually	01/22/2025	CAD	1,098,262	—	(7,494)	(7,494)
Pay	3 Month USD LIBOR	Quarterly	1.669	Quarterly	09/20/2029	USD	372,900	—	(7,117)	(7,117)
Pay	6 Month GBP LIBOR	Semi-Annually	0.839	Semi-Annually	09/21/2069	GBP	173,750	—	(6,916)	(6,916)
Pay	3 Month USD LIBOR	Quarterly	1.662	Quarterly	09/18/2029	USD	372,900	—	(6,889)	(6,889)
Pay	3 Month USD LIBOR	Quarterly	1.658	Quarterly	09/20/2029	USD	372,900	—	(6,728)	(6,728)
Pay	6 Month GBP LIBOR	Semi-Annually	0.957	Semi-Annually	12/21/2069	GBP	85,000	—	(6,725)	(6,725)
Pay	3 Month USD LIBOR	Quarterly	1.654	Quarterly	09/18/2029	USD	372,901	—	(6,619)	(6,619)
Pay	3 Month USD LIBOR	Quarterly	1.650	Quarterly	09/18/2029	USD	372,900	—	(6,484)	(6,484)
Pay	6 Month GBP LIBOR	Semi-Annually	0.831	Semi-Annually	09/21/2069	GBP	173,750	—	(6,464)	(6,464)
Pay	3 Month USD LIBOR	Quarterly	1.649	Quarterly	09/18/2029	USD	372,901	—	(6,433)	(6,433)
Pay	3 Month CDOR	Semi-Annually	1.797	Semi-Annually	01/23/2025	CAD	1,132,944	—	(6,432)	(6,432)
Pay	6 Month GBP LIBOR	Semi-Annually	0.866	Semi-Annually	09/21/2069	GBP	131,145	—	(6,394)	(6,394)
Pay	3 Month USD LIBOR	Quarterly	1.647	Quarterly	09/23/2029	USD	372,901	—	(6,334)	(6,334)
Pay	3 Month CDOR	Semi-Annually	1.795	Semi-Annually	01/23/2025	CAD	1,132,944	—	(6,324)	(6,324)
Pay	3 Month CDOR	Semi-Annually	1.795	Semi-Annually	01/24/2025	CAD	1,124,619	—	(6,295)	(6,295)
Pay	6 Month GBP LIBOR	Semi-Annually	0.863	Semi-Annually	09/21/2069	GBP	131,145	—	(6,266)	(6,266)
Pay	3 Month CDOR	Semi-Annually	1.790	Semi-Annually	01/23/2025	CAD	1,132,944	—	(6,123)	(6,123)
Pay	3 Month CDOR	Semi-Annually	1.787	Semi-Annually	01/23/2025	CAD	1,151,037	—	(6,111)	(6,111)
Pay	3 Month USD LIBOR	Quarterly	1.635	Quarterly	09/23/2029	USD	372,900	—	(5,945)	(5,945)
Pay	3 Month CDOR	Semi-Annually	1.785	Semi-Annually	01/23/2025	CAD	1,120,846	—	(5,854)	(5,854)
Pay	3 Month USD LIBOR	Quarterly	1.883	Quarterly	05/15/2045	USD	128,000	—	(5,662)	(5,662)
Pay	6 Month GBP LIBOR	Semi-Annually	0.848	Semi-Annually	09/21/2069	GBP	131,145	—	(5,604)	(5,604)
Pay	6 Month GBP LIBOR	Semi-Annually	0.890	Semi-Annually	12/21/2069	GBP	97,630	—	(5,592)	(5,592)
Pay	6 Month AUD BBSW	Semi-Annually	0.975	Semi-Annually	12/18/2024	AUD	892,581	—	(5,470)	(5,470)
Pay	6 Month GBP LIBOR	Semi-Annually	0.844	Semi-Annually	09/21/2069	GBP	131,145	—	(5,455)	(5,455)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	3 Month CDOR	Semi-Annually	1.887%	Semi-Annually	12/18/2024	CAD	603,000	$—	$(5,294)	$(5,294)
Receive	3 Month USD LIBOR	Quarterly	(1.250)	Quarterly	03/06/2025	USD	1,528,968	—	(5,224)	(5,224)
Receive	3 Month USD LIBOR	Quarterly	(1.523)	Quarterly	05/15/2045	USD	154,000	—	(4,968)	(4,968)
Pay	3 Month CDOR	Semi-Annually	1.740	Semi-Annually	01/28/2025	CAD	1,329,475	—	(4,839)	(4,839)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.554)	Semi-Annually	09/15/2026	GBP	588,525	—	(4,756)	(4,756)
Pay	6 Month GBP LIBOR	Semi-Annually	0.917	Semi-Annually	03/18/2050	GBP	147,850	—	(4,735)	(4,735)
Pay	3 Month USD LIBOR	Quarterly	1.598	Quarterly	09/18/2029	USD	372,900	—	(4,725)	(4,725)
Pay	3 Month CDOR	Semi-Annually	1.737	Semi-Annually	01/28/2025	CAD	1,329,475	—	(4,694)	(4,694)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.557)	Semi-Annually	09/15/2026	GBP	588,525	—	(4,661)	(4,661)
Pay	3 Month USD LIBOR	Quarterly	1.596	Quarterly	09/18/2029	USD	372,900	—	(4,656)	(4,656)
Pay	3 Month USD LIBOR	Quarterly	1.589	Quarterly	09/18/2029	USD	372,901	—	(4,420)	(4,420)
Pay	6 Month GBP LIBOR	Semi-Annually	0.792	Semi-Annually	09/21/2069	GBP	173,750	—	(4,287)	(4,287)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.630)	Semi-Annually	09/15/2026	GBP	1,345,200	—	(4,254)	(4,254)
Pay	3 Month CDOR	Semi-Annually	1.727	Semi-Annually	01/28/2025	CAD	1,329,475	—	(4,234)	(4,234)
Pay	3 Month CDOR	Semi-Annually	1.787	Semi-Annually	01/24/2025	CAD	788,628	—	(4,199)	(4,199)
Pay	3 Month USD LIBOR	Quarterly	1.582	Quarterly	09/18/2029	USD	372,900	—	(4,167)	(4,167)
Pay	3 Month USD LIBOR	Quarterly	1.579	Quarterly	09/18/2029	USD	372,900	—	(4,082)	(4,082)
Pay	3 Month USD LIBOR	Quarterly	1.577	Quarterly	09/18/2029	USD	372,900	—	(3,998)	(3,998)
Pay	3 Month USD LIBOR	Quarterly	1.574	Quarterly	09/18/2029	USD	372,901	—	(3,896)	(3,896)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.577)	Semi-Annually	09/15/2026	GBP	588,525	—	(3,880)	(3,880)
Pay	3 Month USD LIBOR	Quarterly	1.572	Quarterly	09/18/2029	USD	372,900	—	(3,845)	(3,845)
Pay	3 Month USD LIBOR	Quarterly	1.571	Quarterly	09/18/2029	USD	372,901	—	(3,812)	(3,812)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.580)	Semi-Annually	09/15/2026	GBP	588,525	—	(3,766)	(3,766)
Pay	3 Month USD LIBOR	Quarterly	1.568	Quarterly	09/18/2029	USD	372,900	—	(3,710)	(3,710)
Pay	3 Month USD LIBOR	Quarterly	1.565	Quarterly	09/18/2029	USD	372,901	—	(3,592)	(3,592)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.627)	Semi-Annually	09/21/2069	GBP	121,200	—	(3,516)	(3,516)
Pay	3 Month USD LIBOR	Quarterly	1.704	Quarterly	11/15/2044	USD	551,561	—	(3,474)	(3,474)
Pay	3 Month CDOR	Semi-Annually	1.714	Semi-Annually	01/29/2025	CAD	1,233,137	—	(3,333)	(3,333)
Pay	6 Month GBP LIBOR	Semi-Annually	0.885	Semi-Annually	03/18/2050	GBP	147,850	—	(3,017)	(3,017)
Pay	3 Month USD LIBOR	Quarterly	1.708	Quarterly	11/15/2044	USD	406,625	—	(2,906)	(2,906)
Pay	6 Month GBP LIBOR	Semi-Annually	0.882	Semi-Annually	04/15/2020	GBP	147,850	—	(2,856)	(2,856)
Pay	3 Month CDOR	Semi-Annually	1.699	Semi-Annually	01/28/2025	CAD	1,329,475	—	(2,847)	(2,847)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.605)	Semi-Annually	09/15/2026	GBP	588,525	—	(2,813)	(2,813)
Pay	3 Month USD LIBOR	Quarterly	1.540	Quarterly	09/18/2029	USD	372,901	—	(2,763)	(2,763)
Pay	3 Month USD LIBOR	Quarterly	1.675	Quarterly	12/18/2029	USD	138,794	—	(2,699)	(2,699)
Pay	6 Month GBP LIBOR	Semi-Annually	0.883	Semi-Annually	12/21/2069	GBP	48,815	—	(2,685)	(2,685)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.610)	Semi-Annually	09/15/2026	GBP	588,525	—	(2,623)	(2,623)
Pay	6 Month GBP LIBOR	Semi-Annually	0.877	Semi-Annually	12/21/2069	GBP	48,815	—	(2,590)	(2,590)
Pay	6 Month GBP LIBOR	Semi-Annually	0.877	Semi-Annually	03/18/2050	GBP	147,850	—	(2,588)	(2,588)
Pay	3 Month USD LIBOR	Quarterly	1.665	Quarterly	12/18/2029	USD	139,206	—	(2,572)	(2,572)
Pay	3 Month USD LIBOR	Quarterly	1.529	Quarterly	09/18/2029	USD	372,900	—	(2,391)	(2,391)
Pay	3 Month CDOR	Semi-Annually	1.682	Semi-Annually	01/30/2025	CAD	1,541,421	—	(2,369)	(2,369)
Pay	3 Month CDOR	Semi-Annually	1.686	Semi-Annually	01/30/2025	CAD	1,379,572	—	(2,340)	(2,340)
Pay	3 Month USD LIBOR	Quarterly	1.524	Quarterly	09/18/2029	USD	372,900	—	(2,205)	(2,205)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.621)	Semi-Annually	09/15/2026	GBP	588,525	—	(2,204)	(2,204)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.534)	Semi-Annually	09/18/2024	EUR	189,000	—	(2,181)	(2,181)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.644)	Semi-Annually	09/21/2069	GBP	90,900	—	(2,134)	(2,134)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.647)	Semi-Annually	09/21/2069	GBP	90,900	—	(2,046)	(2,046)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.681)	Semi-Annually	09/21/2069	GBP	173,239	—	(2,010)	(2,010)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.681)	Semi-Annually	09/21/2069	GBP	173,239	—	(2,010)	(2,010)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.686)%	Semi-Annually	09/21/2069	GBP	173,239	$—	$(1,700)	$(1,700)
Pay	3 Month USD LIBOR	Quarterly	1.506	Quarterly	09/18/2029	USD	372,901	—	(1,613)	(1,613)
Pay	3 Month CDOR	Semi-Annually	1.677	Semi-Annually	01/27/2025	CAD	1,194,601	—	(1,608)	(1,608)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.688)	Semi-Annually	09/21/2069	GBP	173,239	—	(1,588)	(1,588)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.640)	Semi-Annually	09/15/2026	GBP	588,525	—	(1,480)	(1,480)
Pay	6 Month GBP LIBOR	Semi-Annually	0.854	Semi-Annually	03/18/2050	GBP	147,850	—	(1,354)	(1,354)
Pay	6 Month GBP LIBOR	Semi-Annually	0.853	Semi-Annually	03/18/2050	GBP	147,850	—	(1,273)	(1,273)
Pay	3 Month CDOR	Semi-Annually	1.665	Semi-Annually	01/31/2025	CAD	1,310,208	—	(1,215)	(1,215)
Pay	3 Month USD LIBOR	Quarterly	1.494	Quarterly	09/18/2029	USD	373,891	—	(1,193)	(1,193)
Pay	6 Month GBP LIBOR	Semi-Annually	0.851	Semi-Annually	03/18/2050	GBP	147,850	—	(1,166)	(1,166)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.663)	Semi-Annually	09/21/2069	GBP	65,500	—	(1,127)	(1,127)
Pay	3 Month CDOR	Semi-Annually	1.663	Semi-Annually	01/31/2025	CAD	1,180,805	—	(988)	(988)
Pay	6 Month GBP LIBOR	Semi-Annually	0.845	Semi-Annually	03/18/2050	GBP	147,850	—	(871)	(871)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.702)	Semi-Annually	09/21/2069	GBP	173,239	—	(798)	(798)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.683)	Semi-Annually	09/21/2069	GBP	65,500	—	(711)	(711)
Pay	6 Month EUR LIBOR	Semi-Annually	0.310	Semi-Annually	09/18/2024	EUR	6,031,000	—	(663)	(663)
Pay	6 Month GBP LIBOR	Semi-Annually	0.841	Semi-Annually	03/18/2050	GBP	147,850	—	(656)	(656)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.712)	Semi-Annually	09/21/2069	GBP	173,239	—	(263)	(263)
Pay	6 Month GBP LIBOR	Semi-Annually	0.833	Semi-Annually	03/18/2050	GBP	147,850	—	(227)	(227)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.706)	Semi-Annually	09/21/2069	GBP	47,750	—	(158)	(158)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.708)	Semi-Annually	09/21/2069	GBP	47,750	—	(135)	(135)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.711)	Semi-Annually	09/21/2069	GBP	47,750	—	(80)	(80)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.711)	Semi-Annually	09/21/2069	GBP	47,750	—	(80)	(80)
Pay	6 Month GBP LIBOR	Semi-Annually	0.830	Semi-Annually	03/18/2050	GBP	147,850	—	(66)	(66)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.712)	Semi-Annually	09/21/2069	GBP	47,750	—	(65)	(65)
Receive	6 Month GBP LIBOR	Semi-Annually	(0.714)	Semi-Annually	09/21/2069	GBP	47,750	—	(37)	(37)
Subtotal — Depreciation								—	(1,298,475)	(1,298,475)
Total Centrally Cleared Interest Rate Swap Agreements								$—	$7,650	$7,650

Open Centrally Cleared Inflation Rate Swap Agreements
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	United Kingdom RPI	At Maturity	(3.63)%	At Maturity	01/15/2027	GBP	885,159	$—	$57,419	$57,419
Receive	United Kingdom RPI	At Maturity	(3.53)	At Maturity	12/15/2029	GBP	2,000,000	—	49,258	49,258
Receive	United Kingdom RPI	At Maturity	(3.64)	At Maturity	01/15/2027	GBP	644,420	—	42,029	42,029
Receive	United Kingdom RPI	At Maturity	(3.63)	At Maturity	01/15/2027	GBP	644,421	—	41,462	41,462
Receive	United Kingdom RPI	At Maturity	(3.41)	At Maturity	05/15/2027	GBP	1,022,000	—	31,830	31,830
Receive	United Kingdom RPI	At Maturity	(3.25)	At Maturity	07/15/2025	GBP	681,299	—	25,543	25,543
Receive	United Kingdom RPI	At Maturity	(3.76)	At Maturity	09/15/2029	GBP	71,000	—	5,263	5,263
Receive	United Kingdom RPI	At Maturity	(3.76)	At Maturity	09/15/2029	GBP	71,000	—	5,263	5,263
Receive	United Kingdom RPI	At Maturity	(3.75)	At Maturity	09/15/2029	GBP	71,000	—	5,182	5,182
Receive	United Kingdom RPI	At Maturity	(3.73)	At Maturity	09/15/2029	GBP	71,000	—	4,983	4,983
Receive	United Kingdom RPI	At Maturity	(3.73)	At Maturity	09/15/2029	GBP	71,000	—	4,927	4,927
Receive	United Kingdom RPI	At Maturity	(3.73)	At Maturity	09/15/2029	GBP	71,000	—	4,890	4,890
Receive	United Kingdom RPI	At Maturity	(3.73)	At Maturity	09/15/2029	GBP	71,000	—	4,865	4,865
Receive	United Kingdom RPI	At Maturity	(3.71)	At Maturity	09/15/2029	GBP	71,000	—	4,716	4,716
Receive	United Kingdom RPI	At Maturity	(3.71)	At Maturity	09/15/2029	GBP	71,000	—	4,704	4,704
Subtotal — Appreciation								—	292,334	292,334
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Inflation Rate Swap Agreements—(continued)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	United Kingdom RPI	At Maturity	3.47%	At Maturity	12/15/2027	GBP	314,000	$—	$(4,537)	$(4,537)
Receive	United Kingdom RPI	At Maturity	(3.10)	At Maturity	06/15/2026	GBP	1,196,950	—	(26,578)	(26,578)
Subtotal — Depreciation								—	(31,115)	(31,115)
Total — Centrally Cleared Inflation Swap Agreements								$—	$261,219	$261,219

Open Over-The-Counter Variance Swap Agreements(a)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Equity Risk
Bank of America, N.A.	S&P 500 Index	Pay	19.40%	At Maturity	12/18/2020	USD	298	$31
Barclays Bank PLC	S&P 500 Index	Pay	20.80	At Maturity	12/18/2020	USD	1,645	5,744
BNP Paribas S.A.	Nikkei 225 Index	Pay	20.40	At Maturity	12/11/2020	JPY	743,741	11,087
BNP Paribas S.A.	Nikkei 225 Index	Pay	23.21	At Maturity	12/11/2020	JPY	269,435	10,098
BNP Paribas S.A.	Nikkei 225 Index	Pay	22.94	At Maturity	12/11/2020	JPY	205,944	7,293
Goldman Sachs International	Russell 2000 Index	Receive	21.00	At Maturity	12/18/2020	USD	1,539	1,065
Goldman Sachs International	Russell 2000 Index	Receive	21.50	At Maturity	12/18/2020	USD	1,539	254
Goldman Sachs International	Russell 2000 Index	Receive	21.75	At Maturity	12/18/2020	USD	1,978	—
Goldman Sachs International	S&P 500 Index	Pay	19.25	At Maturity	12/18/2020	USD	1,978	—
Merrill Lynch International	Russell 2000 Index	Receive	21.50	At Maturity	12/18/2020	USD	923	173
Merrill Lynch International	Russell 2000 Index	Receive	21.65	At Maturity	12/18/2020	USD	616	24
Societe Generale	Nikkei 225 Index	Pay	20.48	At Maturity	12/11/2020	JPY	740,287	11,538
Societe Generale	Nikkei 225 Index	Pay	21.40	At Maturity	12/10/2021	JPY	642,232	8,005
Societe Generale	Nikkei 225 Index	Pay	21.71	At Maturity	12/10/2021	JPY	536,231	2,481
Societe Generale	Nikkei 225 Index	Pay	21.51	At Maturity	12/10/2021	JPY	536,231	1,508
Societe Generale	Nikkei 225 Index	Pay	21.26	At Maturity	12/10/2021	JPY	536,231	279
Societe Generale	S&P 500 Index	Pay	18.20	At Maturity	06/19/2020	USD	1,619	2,514
Societe Generale	S&P 500 Index	Pay	18.10	At Maturity	06/19/2020	USD	1,619	2,366
Societe Generale	S&P 500 Index	Pay	21.25	At Maturity	12/18/2020	USD	1,645	6,349
Societe Generale	S&P 500 Index	Pay	19.85	At Maturity	12/18/2020	USD	1,575	2,995
Societe Generale	S&P 500 Index	Pay	18.90	At Maturity	12/18/2020	USD	1,575	1,766
Societe Generale	S&P 500 Index	Pay	18.90	At Maturity	12/18/2020	USD	1,505	1,648
Societe Generale	S&P 500 Index	Pay	18.90	At Maturity	12/18/2020	USD	70	77
UBS AG	Hang Seng China Enterprise Index	Pay	22.50	At Maturity	12/30/2020	HKD	3,495	54
UBS AG	Nikkei 225 Index	Pay	20.60	At Maturity	12/11/2020	JPY	737,905	12,250
UBS AG	Nikkei 225 Index	Pay	20.20	At Maturity	12/11/2020	JPY	743,740	9,816
UBS AG	Nikkei 225 Index	Pay	21.75	At Maturity	12/10/2021	JPY	709,930	10,985
UBS AG	Nikkei 225 Index	Pay	22.05	At Maturity	12/10/2021	JPY	1,072,461	8,230
UBS AG	Nikkei 225 Index	Pay	21.28	At Maturity	12/10/2021	JPY	536,230	378
Subtotal — Appreciation								119,008
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements(a)—(continued)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Equity Risk
Bank of America, N.A.	Russell 2000 Index	Receive	21.90%	At Maturity	12/18/2020	USD	298	$(62)
Barclays Bank PLC	Russell 2000 Index	Receive	23.30	At Maturity	12/18/2020	USD	1,645	(6,232)
BNP Paribas S.A.	Nikkei 225 Index	Pay	21.06	At Maturity	12/10/2021	JPY	536,229	(715)
BNP Paribas S.A.	Nikkei 225 Index	Receive	22.85	At Maturity	12/10/2021	JPY	775,992	(3,518)
BNP Paribas S.A.	Nikkei 225 Index	Receive	23.95	At Maturity	12/10/2021	JPY	140,826	(4,711)
BNP Paribas S.A.	Nikkei 225 Index	Receive	23.99	At Maturity	12/10/2021	JPY	148,665	(5,020)
Goldman Sachs International	S&P 500 Index	Pay	18.50	At Maturity	12/18/2020	USD	1,539	(1,235)
Goldman Sachs International	S&P 500 Index	Pay	19.00	At Maturity	12/18/2020	USD	1,539	(344)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	20.73	At Maturity	12/30/2020	HKD	43,803	(2,122)
Merrill Lynch International	S&P 500 Index	Pay	19.00	At Maturity	12/18/2020	USD	923	(271)
Merrill Lynch International	S&P 500 Index	Pay	19.25	At Maturity	12/18/2020	USD	616	(28)
Societe Generale	Hang Seng China Enterprise Index	Receive	22.20	At Maturity	12/30/2020	HKD	48,844	(1,014)
Societe Generale	Hang Seng China Enterprise Index	Receive	23.15	At Maturity	12/30/2020	HKD	31,975	(7,237)
Societe Generale	Hang Seng Index	Receive	22.10	At Maturity	12/30/2020	HKD	12,980	(2,150)
Societe Generale	KOSPI 200 Index	Receive	17.40	At Maturity	12/10/2020	KRW	4,524,610	(890)
Societe Generale	Nikkei 225 Index	Receive	23.65	At Maturity	12/11/2020	JPY	810,968	(33,094)
Societe Generale	Nikkei 225 Index	Receive	23.95	At Maturity	12/11/2020	JPY	469,781	(20,224)
Societe Generale	Nikkei 225 Index	Receive	24.25	At Maturity	12/11/2020	JPY	808,475	(36,600)
Societe Generale	Nikkei 225 Index	Receive	22.55	At Maturity	12/10/2021	JPY	698,544	(8,435)
Societe Generale	Nikkei 225 Index	Receive	22.78	At Maturity	12/10/2021	JPY	698,544	(9,827)
Societe Generale	Nikkei 225 Index	Receive	23.90	At Maturity	12/10/2021	JPY	282,170	(9,329)
Societe Generale	Nikkei 225 Index	Receive	23.90	At Maturity	12/10/2021	JPY	358,910	(11,866)
Societe Generale	Nikkei 225 Index	Receive	24.00	At Maturity	12/10/2021	JPY	348,375	(11,792)
Societe Generale	Russell 2000 Index	Receive	19.25	At Maturity	06/19/2020	USD	1,615	(800)
Societe Generale	Russell 2000 Index	Receive	20.60	At Maturity	06/19/2020	USD	1,619	(3,356)
Societe Generale	Russell 2000 Index	Receive	20.70	At Maturity	06/19/2020	USD	1,619	(3,501)
Societe Generale	Russell 2000 Index	Receive	21.40	At Maturity	12/18/2020	USD	71	(104)
Societe Generale	Russell 2000 Index	Receive	21.40	At Maturity	12/18/2020	USD	1,503	(2,206)
Societe Generale	Russell 2000 Index	Receive	21.40	At Maturity	12/18/2020	USD	1,574	(2,350)
Societe Generale	Russell 2000 Index	Receive	22.35	At Maturity	12/18/2020	USD	1,575	(3,554)
Societe Generale	Russell 2000 Index	Receive	23.75	At Maturity	12/18/2020	USD	1,645	(6,893)
Societe Generale	S&P 500 Index	Pay	16.75	At Maturity	06/19/2020	USD	1,615	(203)
Societe Generale	S&P/ASX 200 Index	Receive	15.50	At Maturity	12/17/2020	AUD	4,612	(4,161)
UBS AG	Hang Seng China Enterprise Index	Receive	23.20	At Maturity	12/30/2020	HKD	23,516	(4,204)
UBS AG	Hang Seng China Enterprise Index	Receive	24.45	At Maturity	12/30/2020	HKD	56,839	(28,587)
UBS AG	Hang Seng Index	Receive	20.80	At Maturity	12/30/2020	HKD	14,412	(128)
UBS AG	Hang Seng Index	Receive	21.70	At Maturity	12/30/2020	HKD	23,514	(5,291)
UBS AG	Hang Seng Index	Receive	22.20	At Maturity	12/30/2020	HKD	1,692	(112)
UBS AG	Hang Seng Index	Receive	22.95	At Maturity	12/30/2020	HKD	6,311	(1,393)
UBS AG	KOSPI 200 Index	Pay	17.60	At Maturity	12/10/2020	KRW	315,683	(59)
UBS AG	KOSPI 200 Index	Receive	17.45	At Maturity	12/10/2020	KRW	7,120,554	(2,849)
UBS AG	KOSPI 200 Index	Receive	17.80	At Maturity	12/10/2020	KRW	1,143,155	(435)
UBS AG	KOSPI 200 Index	Receive	17.90	At Maturity	12/10/2020	KRW	3,687,422	(4,531)
UBS AG	Nikkei 225 Index	Receive	23.95	At Maturity	12/11/2020	JPY	469,782	(20,224)
UBS AG	Nikkei 225 Index	Receive	24.00	At Maturity	12/11/2020	JPY	148,989	(6,469)
UBS AG	Nikkei 225 Index	Receive	24.00	At Maturity	12/11/2020	JPY	422,672	(18,353)
UBS AG	Nikkei 225 Index	Receive	24.10	At Maturity	12/11/2020	JPY	806,694	(35,626)
UBS AG	Nikkei 225 Index	Receive	22.95	At Maturity	12/10/2021	JPY	772,176	(11,991)
UBS AG	Nikkei 225 Index	Receive	23.00	At Maturity	12/10/2021	JPY	775,993	(12,383)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements(a)—(continued)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
UBS AG	Nikkei 225 Index	Receive	23.08%	At Maturity	12/10/2021	JPY	696,295	$(11,587)
UBS AG	Nikkei 225 Index	Receive	24.00	At Maturity	12/10/2021	JPY	229,328	(7,762)
UBS AG	S&P/ASX 200 Index	Receive	15.30	At Maturity	12/17/2020	AUD	2,886	(2,032)
UBS AG	S&P/ASX 200 Index	Receive	15.50	At Maturity	12/17/2020	AUD	7,158	(5,206)
UBS AG	S&P/ASX 200 Index	Receive	15.75	At Maturity	12/17/2020	AUD	1,004	(713)
UBS AG	S&P/ASX 200 Index	Receive	16.10	At Maturity	12/17/2020	AUD	3,539	(4,133)
Subtotal — Depreciation								(387,912)
Total — Variance Swap Agreements								$(268,904)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $1,010,000.

Open Over-The-Counter Volatility Swap Agreements(a)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Currency Risk
BNP Paribas S.A.	EUR/USD	Pay	6.70%	At Maturity	12/14/2022	EUR	2,778	$2,152
Goldman Sachs International	AUD/USD	Pay	7.08	At Maturity	04/15/2020	USD	4,271	1,830
Morgan Stanley & Co. International PLC	USD/CAD	Pay	4.25	At Maturity	04/07/2020	USD	8,275	2,122
Morgan Stanley & Co. International PLC	USD/CAD	Pay	4.40	At Maturity	04/07/2020	USD	6,981	2,935
Morgan Stanley & Co. International PLC	USD/CAD	Pay	4.47	At Maturity	04/07/2020	USD	20,392	8,624
Subtotal — Appreciation								17,663
Currency Risk
Barclays Bank PLC	EUR/USD	Receive	6.45	At Maturity	12/14/2022	EUR	7,698	(4,020)
Barclays Bank PLC	USD/CAD	Receive	6.15	At Maturity	04/07/2020	USD	3,631	(7,218)
Barclays Bank PLC	USD/CAD	Receive	6.35	At Maturity	04/07/2020	USD	3,025	(6,780)
BNP Paribas S.A.	AUD/USD	Receive	8.05	At Maturity	04/15/2020	USD	2,955	(4,342)
BNP Paribas S.A.	AUD/USD	Receive	8.05	At Maturity	04/15/2020	USD	5,820	(8,412)
BNP Paribas S.A.	AUD/USD	Receive	8.45	At Maturity	04/15/2020	USD	3,496	(7,058)
BNP Paribas S.A.	AUD/USD	Receive	8.75	At Maturity	04/15/2020	USD	2,226	(5,257)
BNP Paribas S.A.	EUR/USD	Receive	6.75	At Maturity	12/14/2022	EUR	7,965	(6,781)
BNP Paribas S.A.	USD/JPY	Receive	7.25	At Maturity	01/23/2023	USD	6,316	(2,571)
Citibank, N.A.	AUD/USD	Receive	8.13	At Maturity	04/15/2020	USD	3,015	(5,453)
Citibank, N.A.	AUD/USD	Receive	8.26	At Maturity	04/15/2020	USD	3,269	(6,315)
Citibank, N.A.	AUD/USD	Receive	8.50	At Maturity	04/15/2020	USD	3,332	(7,394)
Citibank, N.A.	AUD/USD	Receive	8.56	At Maturity	04/15/2020	USD	4,325	(9,795)
Citibank, N.A.	AUD/USD	Receive	8.60	At Maturity	04/15/2020	USD	5,062	(11,822)
Citibank, N.A.	AUD/USD	Receive	8.60	At Maturity	04/15/2020	USD	6,030	(14,033)
Goldman Sachs International	AUD/USD	Receive	8.47	At Maturity	04/15/2020	USD	2,350	(4,785)
Goldman Sachs International	USD/CAD	Receive	6.09	At Maturity	04/07/2020	USD	2,576	(5,095)
J.P. Morgan Chase Bank, N.A.	AUD/USD	Pay	6.65	At Maturity	04/15/2020	USD	3,628	(1,937)
J.P. Morgan Chase Bank, N.A.	AUD/USD	Receive	8.14	At Maturity	04/15/2020	USD	3,015	(5,480)
J.P. Morgan Chase Bank, N.A.	AUD/USD	Receive	8.50	At Maturity	04/15/2020	USD	2,634	(5,826)
J.P. Morgan Chase Bank, N.A.	USD/CAD	Receive	5.85	At Maturity	04/07/2020	USD	5,856	(11,433)
J.P. Morgan Chase Bank, N.A.	USD/CAD	Receive	5.92	At Maturity	04/07/2020	USD	1,826	(3,714)
J.P. Morgan Chase Bank, N.A.	USD/CAD	Receive	5.94	At Maturity	04/07/2020	USD	5,856	(11,804)
J.P. Morgan Chase Bank, N.A.	USD/CAD	Receive	5.95	At Maturity	04/07/2020	USD	5,856	(11,939)
J.P. Morgan Chase Bank, N.A.	USD/CAD	Receive	5.98	At Maturity	04/07/2020	USD	5,857	(11,960)
Merrill Lynch International	USD/CAD	Receive	6.35	At Maturity	04/07/2020	USD	5,224	(11,706)
Morgan Stanley & Co. International PLC	AUD/USD	Receive	8.06	At Maturity	04/15/2020	USD	8,864	(12,788)
Morgan Stanley & Co. International PLC	EUR/USD	Receive	7.00	At Maturity	12/14/2022	EUR	23,893	(26,911)
Morgan Stanley & Co. International PLC	USD/CAD	Receive	6.20	At Maturity	04/07/2020	USD	159	(332)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Volatility Swap Agreements(a)—(continued)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International PLC	USD/CAD	Receive	6.20%	At Maturity	04/07/2020	USD	5,224	$(10,925)
Morgan Stanley & Co. International PLC	USD/CAD	Receive	6.25	At Maturity	04/07/2020	USD	900	(2,067)
Morgan Stanley & Co. International PLC	USD/CAD	Receive	6.30	At Maturity	04/07/2020	USD	18,701	(40,973)
Societe Generale	EUR/USD	Receive	6.50	At Maturity	12/14/2022	EUR	8,340	(4,821)
Societe Generale	EUR/USD	Receive	6.75	At Maturity	12/14/2022	EUR	8,340	(7,160)
Societe Generale	EUR/USD	Receive	6.80	At Maturity	12/14/2022	EUR	4,673	(4,221)
UBS AG	AUD/USD	Receive	7.90	At Maturity	04/15/2020	USD	5,879	(7,823)
UBS AG	AUD/USD	Receive	8.65	At Maturity	04/15/2020	USD	2,574	(6,025)
Subtotal — Depreciation								(316,976)
Total — Volatility Swap Agreements								$(299,313)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $1,010,000.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.150%	Monthly	1,821	June—2020	$459,393	$—	$779	$779
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.150%	Monthly	1,815	June—2020	457,879	—	776	776
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.150%	Monthly	1,816	June—2020	458,131	—	776	776
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.150%	Monthly	1,013	June—2020	255,554	—	433	433
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.150%	Monthly	1,013	June—2020	255,554	—	433	433
BNP Paribas S.A.	Pay	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.150%	Monthly	1,013	June—2020	255,554	—	433	433
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.150%	Monthly	1,013	June—2020	255,554	—	433	433
Macquarie Bank Ltd.	Receive	Macquarie MQCP641E Index	0.120%	Monthly	11,853	February—2020	2,411,422	—	218,766	218,766
Macquarie Bank Ltd.	Receive	Macquarie MQCP641E Index	0.120%	Monthly	2,123	February—2020	431,912	—	39,183	39,183
Macquarie Bank Ltd.	Receive	Macquarie MQCP641E Index	0.120%	Monthly	2,123	February—2020	431,912	—	39,183	39,183
Macquarie Bank Ltd.	Receive	Macquarie MQCP641E Index	0.120%	Monthly	855	February—2020	173,945	—	15,781	15,781
Macquarie Bank Ltd.	Receive	Macquarie MQCP641E Index	0.120%	Monthly	500	February—2020	101,722	—	9,228	9,228
Macquarie Bank Ltd.	Receive	Macquarie MQCP641E Index	0.120%	Monthly	499	February—2020	101,518	—	9,210	9,210
Macquarie Bank Ltd.	Receive	Macquarie MQCP641E Index	0.120%	Monthly	499	February—2020	101,519	—	9,210	9,210
Macquarie Bank Ltd.	Receive	Macquarie MQCP641E Index	0.120%	Monthly	499	February—2020	101,519	—	9,210	9,210
Macquarie Bank Ltd.	Receive	Macquarie MQCP641E Index	0.120%	Monthly	304	February—2020	61,847	—	5,611	5,611
Subtotal — Appreciation								—	359,445	359,445
Equity Risk
Goldman Sachs International	Pay	Mexican Bolsa Index	—	Monthly	10	March—2020	23,915	—	(453)	(453)
Goldman Sachs International	Pay	Mexican Bolsa Index	—	Monthly	20	March—2020	47,598	—	(689)	(689)
Goldman Sachs International	Pay	Mexican Bolsa Index	—	Monthly	30	March—2020	72,391	—	(2,031)	(2,031)
Goldman Sachs International	Pay	Mexican Bolsa Index	—	Monthly	160	March—2020	382,635	—	(7,239)	(7,239)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Pay	Mexican Bolsa Index	—	Monthly	250	March—2020	$594,974	$—	$(8,616)	$(8,616)
Goldman Sachs International	Pay	Mexican Bolsa Index	—	Monthly	140	March—2020	337,598	—	(10,043)	(10,043)
Goldman Sachs International	Receive	Bovespa Index	—	Monthly	10	February—2020	280,559	—	(184)	(184)
Subtotal								—	(29,255)	(29,255)
Commodity Risk
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.150%	Monthly	304	June—2020	76,691	—	(130)	(130)
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.150%	Monthly	405	June—2020	102,171	—	(173)	(173)
Macquarie Bank Ltd.	Pay	Macquarie MQCP641E Index	0.120%	Monthly	493	February—2020	100,298	—	(9,099)	(9,099)
Macquarie Bank Ltd.	Pay	Macquarie MQCP641E Index	0.120%	Monthly	515	February—2020	104,774	—	(9,505)	(9,505)
Macquarie Bank Ltd.	Pay	Macquarie MQCP641E Index	0.120%	Monthly	669	February—2020	136,104	—	(12,348)	(12,348)
Macquarie Bank Ltd.	Pay	Macquarie MQCP641E Index	0.120%	Monthly	837	February—2020	170,283	—	(15,448)	(15,448)
Macquarie Bank Ltd.	Pay	Macquarie MQCP641E Index	0.120%	Monthly	1,139	February—2020	231,723	—	(21,022)	(21,022)
Subtotal								—	(67,725)	(67,725)
Subtotal — Depreciation								—	(96,980)	(96,980)
Total — Total Return Swap Agreements								—	262,465	262,465

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $1,010,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Morgan Stanley & Co. International PLC	Receive	Consumer Discretionary Select Sector Total Return Index	1 Month USD LIBOR + 0.150%	Monthly	201	June—2020	$801,320	$—	$14,245	$14,245
Morgan Stanley & Co. International PLC	Receive	Consumer Discretionary Select Sector Total Return Index	1 Month USD LIBOR + 0.150%	Monthly	200	June—2020	797,154	—	14,181	14,181
Morgan Stanley & Co. International PLC	Receive	Consumer Discretionary Select Sector Total Return Index	1 Month USD LIBOR + 0.150%	Monthly	200	June—2020	796,813	—	14,153	14,153
Morgan Stanley & Co. International PLC	Receive	Consumer Discretionary Select Sector Total Return Index	1 Month USD LIBOR + 0.150%	Monthly	84	June—2020	335,146	—	5,944	5,944
Morgan Stanley & Co. International PLC	Receive	Consumer Discretionary Select Sector Total Return Index	1 Month USD LIBOR + 0.150%	Monthly	48	June—2020	189,531	—	3,380	3,380
Morgan Stanley & Co. International PLC	Receive	Consumer Discretionary Select Sector Total Return Index	1 Month USD LIBOR + 0.150%	Monthly	44	June—2020	174,563	—	3,104	3,104
Morgan Stanley & Co. International PLC	Receive	Consumer Discretionary Select Sector Total Return Index	1 Month USD LIBOR + 0.150%	Monthly	44	June—2020	174,088	—	3,098	3,098
Morgan Stanley & Co. International PLC	Receive	Consumer Discretionary Select Sector Total Return Index	1 Month USD LIBOR + 0.150%	Monthly	44	June—2020	173,557	—	3,076	3,076
Morgan Stanley & Co. International PLC	Receive	Consumer Discretionary Select Sector Total Return Index	1 Month USD LIBOR + 0.150%	Monthly	44	June—2020	173,627	—	3,067	3,067
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International PLC	Receive	Consumer Discretionary Select Sector Total Return Index	1 Month USD LIBOR + 0.150%	Monthly	41	June—2020	$164,943	$—	$2,940	$2,940
Morgan Stanley & Co. International PLC	Receive	Consumer Discretionary Select Sector Total Return Index	1 Month USD LIBOR + 0.150%	Monthly	38	June—2020	151,569	—	2,696	2,696
UBS AG	Pay	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.270%	Quarterly	347	October—2020	1,946,181	—	56,842	56,842
Subtotal — Appreciation								—	126,726	126,726
Equity Risk
Goldman Sachs International	Receive	STOXX Europe 600 Insurance Gross Return Index	3 Month EURIBOR + 0.4115%	Quarterly	6,590	August—2020	1,031,945	—	(4,897)	(4,897)
J.P. Morgan Chase Bank, N.A.	Pay	MSCI World Energy Sector Total Return Index	3 Month USD LIBOR - 0.540%	Quarterly	1,302	September—2020	415,943	—	(37,590)	(37,590)
Merrill Lynch International	Receive	STOXX Europe 600 Insurance Gross Return Index	3 Month EURIBOR + 0.405%	Quarterly	6,478	August—2020	1,014,482	—	(4,813)	(4,813)
Morgan Stanley & Co. International PLC	Pay	Consumer Staples Select Sector Total Return Index	1 Month USD LIBOR + 0.225%	Monthly	52	June—2020	149,530	—	(1,938)	(1,938)
Morgan Stanley & Co. International PLC	Pay	Consumer Staples Select Sector Total Return Index	1 Month USD LIBOR + 0.225%	Monthly	54	June—2020	154,029	—	(1,995)	(1,995)
Morgan Stanley & Co. International PLC	Pay	Consumer Staples Select Sector Total Return Index	1 Month USD LIBOR + 0.225%	Monthly	72	June—2020	207,323	—	(2,697)	(2,697)
Morgan Stanley & Co. International PLC	Pay	Consumer Staples Select Sector Total Return Index	1 Month USD LIBOR + 0.225%	Monthly	121	June—2020	347,580	—	(4,528)	(4,528)
Morgan Stanley & Co. International PLC	Pay	Consumer Staples Select Sector Total Return Index	1 Month USD LIBOR + 0.225%	Monthly	285	June—2020	818,057	—	(10,644)	(10,644)
Morgan Stanley & Co. International PLC	Pay	Consumer Staples Select Sector Total Return Index	1 Month USD LIBOR + 0.225%	Monthly	286	June—2020	819,243	—	(10,670)	(10,670)
Morgan Stanley & Co. International PLC	Pay	Consumer Staples Select Sector Total Return Index	1 Month USD LIBOR + 0.225%	Monthly	286	June—2020	820,859	—	(10,672)	(10,672)
Morgan Stanley & Co. International PLC	Pay	Consumer Staples Select Sector Total Return Index	1 Month USD LIBOR + 0.250%	Monthly	72	June—2020	206,080	—	(2,671)	(2,671)
Morgan Stanley & Co. International PLC	Pay	Consumer Staples Select Sector Total Return Index	1 Month USD LIBOR + 0.250%	Monthly	72	June—2020	205,999	—	(2,675)	(2,675)
Morgan Stanley & Co. International PLC	Pay	Consumer Staples Select Sector Total Return Index	1 Month USD LIBOR + 0.250%	Monthly	72	June—2020	206,161	—	(2,695)	(2,695)
Societe Generale	Pay	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	331	October—2020	541,426	—	(4,280)	(4,280)
Societe Generale	Pay	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	650	October—2020	690,187	—	(8,407)	(8,407)
Societe Generale	Pay	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	727	October—2020	772,769	—	(9,409)	(9,409)
Societe Generale	Pay	SG Strong Balance Sheet 250 Index	3 Month USD LIBOR + 0.230%	Quarterly	732	October—2020	777,519	—	(9,469)	(9,469)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
UBS AG	Pay	MSCI World Energy Sector Total Return Index	3 Month USD LIBOR - 0.400%	Quarterly	4,786	September—2020	$1,667,221	$—	$(138,211)	$(138,211)
UBS AG	Pay	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.270%	Quarterly	29	October—2020	169,785	—	(3,544)	(3,544)
UBS AG	Pay	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.270%	Quarterly	61	October—2020	361,932	—	(9,832)	(9,832)
UBS AG	Pay	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.270%	Quarterly	61	October—2020	361,932	—	(10,005)	(10,005)
UBS AG	Pay	S&P Homebuilders Select Industry Total Return Index	3 Month USD LIBOR + 0.270%	Quarterly	61	October—2020	361,932	—	(12,371)	(12,371)
UBS AG	Receive	STOXX Europe 600 Insurance Gross Return Index	3 Month EURIBOR + 0.395%	Quarterly	6,591	August—2020	1,032,107	—	(4,897)	(4,897)
Subtotal — Depreciation								—	(308,910)	(308,910)
Total — Total Return Swap Agreements								$—	$(182,184)	$(182,184)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $1,010,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Macquarie MQCP641E Index
	Long Futures Contracts
	Aluminum	13.76%
	Heating Oil	8.57
	High Grade Copper	19.16
	Natural Gas	19.02
	Nickel	6.75
	Unleaded Gasoline	8.73
	WTI Crude	16.18
	Zinc	7.83
	Short Futures Contracts
	Aluminum	(13.76)%
	Heating Oil	(8.57)
	High Grade Copper	(19.16)
	Natural Gas	(19.02)
	Nickel	(6.75)
	Unleaded Gasoline	(8.73)
	WTI Crude	(16.18)
	Zinc	(7.83)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/14/2020	Barclays Bank PLC	KRW	1,417,989,288	USD	1,227,877	$37,962
02/14/2020	Barclays Bank PLC	PLN	4,241,698	EUR	990,334	4,187
03/11/2020	Barclays Bank PLC	BRL	622,167	USD	147,116	2,116
03/11/2020	Barclays Bank PLC	EUR	2,680,797	PLN	11,545,389	653
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/11/2020	Barclays Bank PLC	KRW	1,733,626,287	USD	1,457,233	$1,712
03/11/2020	Barclays Bank PLC	USD	63,202	GBP	48,000	243
03/11/2020	Barclays Bank PLC	USD	116,767	MXN	2,292,667	3,939
04/08/2020	Barclays Bank PLC	CLP	760,619,351	USD	986,320	36,634
03/11/2020	BNP Paribas S.A.	HUF	303,862,870	EUR	900,948	1,151
04/08/2020	BNP Paribas S.A.	NZD	1,988,166	USD	1,312,491	26,273
02/14/2020	Citibank, N.A.	CAD	833,933	USD	633,637	3,510
02/14/2020	Citibank, N.A.	HUF	105,691,433	EUR	314,518	1,450
02/14/2020	Citibank, N.A.	MXN	6,282,678	USD	335,337	3,284
02/14/2020	Citibank, N.A.	NZD	253,499	USD	167,365	3,484
02/14/2020	Citibank, N.A.	RUB	3,788,100	USD	61,043	1,867
03/11/2020	Citibank, N.A.	EUR	25,000	USD	28,085	297
04/08/2020	Citibank, N.A.	PLN	4,241,696	EUR	985,639	2,284
04/14/2020	Citibank, N.A.	USD	626,536	HKD	4,900,199	3,774
02/14/2020	Goldman Sachs International	BRL	4,378,667	USD	1,086,895	65,073
02/14/2020	Goldman Sachs International	HUF	158,537,150	EUR	471,699	2,087
02/14/2020	Goldman Sachs International	MXN	7,314,363	USD	390,261	3,681
02/14/2020	Goldman Sachs International	USD	1,244,081	JPY	134,732,103	8
02/14/2020	Goldman Sachs International	USD	1,150,499	MXN	22,388,717	32,792
02/14/2020	Goldman Sachs International	USD	699,776	RUB	45,111,734	4,938
03/11/2020	Goldman Sachs International	CLP	865,479,750	USD	1,103,717	22,816
03/11/2020	Goldman Sachs International	MXN	8,377,798	USD	443,090	2,007
03/11/2020	Goldman Sachs International	USD	2,066,128	JPY	223,738,104	2,705
03/11/2020	Goldman Sachs International	USD	1,232,605	RUB	79,694,184	8,551
03/27/2020	Goldman Sachs International	EUR	1,120,000	USD	1,248,193	2,088
03/27/2020	Goldman Sachs International	ZAR	540,805	USD	37,043	1,256
04/08/2020	Goldman Sachs International	BRL	1,546,167	USD	379,176	19,335
04/08/2020	Goldman Sachs International	USD	64,407	GBP	49,000	408
04/15/2020	Goldman Sachs International	CNY	405,500	USD	58,726	321
04/15/2020	Goldman Sachs International	USD	289,937	CNY	2,029,500	2,378
02/14/2020	J.P. Morgan Chase Bank, N.A.	CLP	667,620,500	USD	890,558	56,444
02/14/2020	J.P. Morgan Chase Bank, N.A.	MXN	3,938,503	USD	210,156	1,997
02/14/2020	J.P. Morgan Chase Bank, N.A.	NZD	1,734,668	USD	1,145,120	23,702
03/11/2020	J.P. Morgan Chase Bank, N.A.	CAD	1,043,567	USD	793,068	4,551
03/11/2020	J.P. Morgan Chase Bank, N.A.	NZD	198,046	USD	130,706	2,631
03/11/2020	J.P. Morgan Chase Bank, N.A.	PLN	4,241,696	EUR	987,417	2,550
04/08/2020	J.P. Morgan Chase Bank, N.A.	CAD	1,013,766	USD	779,134	13,125
04/08/2020	J.P. Morgan Chase Bank, N.A.	HUF	330,285,729	EUR	982,232	5,210
04/08/2020	J.P. Morgan Chase Bank, N.A.	MXN	8,182,642	USD	429,121	93
04/15/2020	J.P. Morgan Chase Bank, N.A.	USD	203,490	HKD	1,586,000	514
02/14/2020	Merrill Lynch International	HUF	66,057,146	EUR	196,430	746
03/11/2020	Merrill Lynch International	HUF	26,422,858	EUR	78,475	246
03/11/2020	Morgan Stanley and Co. International PLC	NZD	1,394,028	USD	920,025	18,520
03/11/2020	Royal Bank of Canada	NZD	396,093	USD	261,324	5,174
02/14/2020	Royal Bank of Scotland Securities Inc.	USD	72,334	GBP	56,000	1,633
03/16/2020	Royal Bank of Scotland Securities Inc.	USD	34,819	JPY	3,800,000	328
03/27/2020	Royal Bank of Scotland Securities Inc.	MXN	1,400,000	USD	74,100	566
02/14/2020	Standard Chartered Bank PLC	TWD	48,233,767	USD	1,603,143	5,946
04/08/2020	Standard Chartered Bank PLC	KRW	1,531,140,287	USD	1,312,673	26,368
04/08/2020	Standard Chartered Bank PLC	TWD	25,699,716	USD	861,741	9,068
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
04/14/2020	Standard Chartered Bank PLC	USD	6,333,776	HKD	49,555,802	$40,561
02/26/2020	State Street Bank & Trust Co.	AUD	837,646	USD	578,045	17,105
02/26/2020	State Street Bank & Trust Co.	BRL	202,000	USD	48,304	1,193
02/26/2020	State Street Bank & Trust Co.	CAD	918,000	USD	701,529	7,891
02/26/2020	State Street Bank & Trust Co.	CHF	787,878	USD	820,036	807
02/26/2020	State Street Bank & Trust Co.	CNY	3,148,812	USD	456,900	2,814
02/26/2020	State Street Bank & Trust Co.	DKK	1,039,671	USD	155,527	993
02/26/2020	State Street Bank & Trust Co.	EUR	10,021,672	USD	11,201,325	71,839
02/26/2020	State Street Bank & Trust Co.	IDR	459,415,000	USD	33,588	8
02/26/2020	State Street Bank & Trust Co.	INR	19,385,000	USD	272,455	1,399
02/26/2020	State Street Bank & Trust Co.	KRW	1,046,818,643	USD	902,804	24,164
02/26/2020	State Street Bank & Trust Co.	MXN	212,000	USD	11,215	30
02/26/2020	State Street Bank & Trust Co.	NOK	1,669,071	USD	188,201	6,725
02/26/2020	State Street Bank & Trust Co.	SEK	3,111,647	USD	329,188	5,627
02/26/2020	State Street Bank & Trust Co.	SGD	221,518	USD	164,644	2,309
02/26/2020	State Street Bank & Trust Co.	THB	3,460,000	USD	113,813	2,762
02/26/2020	State Street Bank & Trust Co.	TWD	18,743,602	USD	628,959	8,044
02/26/2020	State Street Bank & Trust Co.	USD	6,695	AUD	10,000	2
02/26/2020	State Street Bank & Trust Co.	USD	43,427	CHF	42,000	244
02/26/2020	State Street Bank & Trust Co.	USD	6,214	CNY	43,123	4
02/26/2020	State Street Bank & Trust Co.	USD	78,672	EUR	71,000	176
02/26/2020	State Street Bank & Trust Co.	USD	214,217	GBP	164,000	2,472
02/26/2020	State Street Bank & Trust Co.	USD	122,228	HKD	950,000	42
02/26/2020	State Street Bank & Trust Co.	USD	9,641	INR	690,000	7
02/26/2020	State Street Bank & Trust Co.	USD	566,009	JPY	62,145,000	8,190
02/26/2020	State Street Bank & Trust Co.	USD	27,712	KRW	33,121,000	88
02/26/2020	State Street Bank & Trust Co.	USD	16,380	NOK	151,000	38
02/26/2020	State Street Bank & Trust Co.	USD	30,677	TWD	929,000	99
02/26/2020	State Street Bank & Trust Co.	ZAR	41,573,737	USD	2,873,557	111,605
03/11/2020	State Street Bank & Trust Co.	JPY	13,121,300	CHF	116,592	22
03/11/2020	State Street Bank & Trust Co.	PLN	1,466,628	EUR	342,602	2,202
03/11/2020	State Street Bank & Trust Co.	RUB	5,402,700	USD	86,471	2,329
03/11/2020	State Street Bank & Trust Co.	USD	267,220	CNY	1,867,800	2,029
03/13/2020	State Street Bank & Trust Co.	EUR	400,000	USD	447,196	2,542
Subtotal—Appreciation						811,038
Currency Risk
02/14/2020	Barclays Bank PLC	CHF	789,097	JPY	86,696,400	(19,272)
02/14/2020	Barclays Bank PLC	EUR	990,334	PLN	4,241,698	(4,187)
02/14/2020	Barclays Bank PLC	USD	249,658	EUR	223,667	(1,449)
03/11/2020	Barclays Bank PLC	EUR	990,000	USD	1,097,373	(3,010)
03/11/2020	Barclays Bank PLC	TWD	31,273,341	USD	1,032,192	(4,309)
03/11/2020	Barclays Bank PLC	USD	262,941	EUR	235,667	(998)
04/08/2020	Barclays Bank PLC	EUR	842,985	USD	936,059	(2,532)
04/08/2020	Barclays Bank PLC	USD	308,983	MXN	5,891,175	(100)
02/14/2020	Citibank, N.A.	EUR	222,131	PLN	943,791	(2,905)
02/14/2020	Citibank, N.A.	EUR	990,000	USD	1,094,176	(4,451)
02/14/2020	Citibank, N.A.	GBP	100,000	USD	131,620	(465)
03/11/2020	Citibank, N.A.	GBP	4,000	USD	5,260	(27)
03/11/2020	Citibank, N.A.	JPY	1,305,000	USD	12,054	(13)
03/11/2020	Citibank, N.A.	USD	77,255	CAD	101,389	(646)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
04/08/2020	Citibank, N.A.	EUR	1,207,142	PLN	5,185,487	$(5,236)
04/08/2020	Citibank, N.A.	EUR	147,015	USD	163,031	(657)
04/14/2020	Citibank, N.A.	HKD	27,545,934	USD	3,536,277	(6,943)
06/10/2020	Citibank, N.A.	HKD	6,054,400	USD	777,202	(1,261)
02/14/2020	Goldman Sachs International	CAD	342,133	USD	258,143	(375)
02/14/2020	Goldman Sachs International	GBP	670,000	USD	884,437	(531)
02/14/2020	Goldman Sachs International	USD	800,381	CAD	1,046,288	(9,796)
03/11/2020	Goldman Sachs International	CHF	799,189	JPY	88,131,900	(16,879)
03/11/2020	Goldman Sachs International	EUR	222,205	PLN	943,791	(3,348)
04/08/2020	Goldman Sachs International	EUR	1,434,531	PLN	6,124,156	(16,065)
04/08/2020	Goldman Sachs International	USD	229,189	EUR	204,667	(1,310)
04/08/2020	Goldman Sachs International	USD	1,147,988	JPY	123,900,104	(542)
04/15/2020	Goldman Sachs International	CNY	2,284,050	USD	321,836	(7,142)
02/14/2020	J.P. Morgan Chase Bank, N.A.	CNY	20,130,931	USD	2,870,148	(34,069)
03/11/2020	J.P. Morgan Chase Bank, N.A.	EUR	987,417	PLN	4,241,696	(2,550)
03/11/2020	J.P. Morgan Chase Bank, N.A.	USD	363,473	CAD	478,389	(2,003)
03/11/2020	J.P. Morgan Chase Bank, N.A.	USD	87,479	CLP	65,364,200	(5,845)
03/16/2020	J.P. Morgan Chase Bank, N.A.	USD	34,197	BRL	140,000	(1,578)
03/27/2020	J.P. Morgan Chase Bank, N.A.	GBP	825,000	USD	1,078,679	(12,247)
04/08/2020	J.P. Morgan Chase Bank, N.A.	CHF	775,619	JPY	86,696,401	(5,955)
04/08/2020	J.P. Morgan Chase Bank, N.A.	MXN	5,844,255	USD	306,342	(81)
02/14/2020	Morgan Stanley and Co. International PLC	EUR	1,426,760	PLN	6,124,155	(2,626)
02/14/2020	Royal Bank of Canada	USD	99,291	CAD	129,778	(1,230)
02/28/2020	Royal Bank of Canada	CAD	38,866	USD	29,261	(106)
03/11/2020	Royal Bank of Canada	MXN	1,141,000	USD	59,809	(264)
03/11/2020	Royal Bank of Canada	USD	65,157	BRL	264,000	(3,631)
03/11/2020	Royal Bank of Canada	USD	216,269	CAD	283,889	(1,763)
04/08/2020	Royal Bank of Canada	USD	776,019	CAD	1,013,766	(10,010)
02/13/2020	Standard Chartered Bank PLC	CNY	17,716,062	USD	2,541,825	(14,092)
04/08/2020	Standard Chartered Bank PLC	USD	1,038,116	RUB	64,946,583	(29,691)
04/14/2020	Standard Chartered Bank PLC	HKD	26,910,065	USD	3,454,900	(6,528)
04/15/2020	Standard Chartered Bank PLC	CNY	6,852,149	USD	961,233	(25,701)
04/15/2020	Standard Chartered Bank PLC	HKD	1,586,000	USD	202,766	(1,239)
06/10/2020	Standard Chartered Bank PLC	HKD	24,217,600	USD	3,108,894	(4,958)
02/26/2020	State Street Bank & Trust Co.	CHF	95,000	USD	98,347	(432)
02/26/2020	State Street Bank & Trust Co.	GBP	4,791,046	USD	6,261,660	(68,611)
02/26/2020	State Street Bank & Trust Co.	HKD	8,400,076	USD	1,080,442	(684)
02/26/2020	State Street Bank & Trust Co.	JPY	42,778,161	USD	389,851	(5,405)
02/26/2020	State Street Bank & Trust Co.	KRW	6,228,000	USD	5,211	(17)
02/26/2020	State Street Bank & Trust Co.	USD	141,411	AUD	207,000	(2,793)
02/26/2020	State Street Bank & Trust Co.	USD	1,646	BRL	7,000	(14)
02/26/2020	State Street Bank & Trust Co.	USD	288,138	CAD	377,000	(3,277)
02/26/2020	State Street Bank & Trust Co.	USD	5,337	CNY	37,001	(1)
02/26/2020	State Street Bank & Trust Co.	USD	1,353,461	EUR	1,218,000	(822)
02/26/2020	State Street Bank & Trust Co.	USD	10,339	INR	739,000	(5)
02/26/2020	State Street Bank & Trust Co.	USD	54,418	KRW	63,290,295	(1,297)
02/26/2020	State Street Bank & Trust Co.	USD	53,984	NOK	482,000	(1,577)
02/26/2020	State Street Bank & Trust Co.	USD	5,881	SGD	8,000	(18)
02/26/2020	State Street Bank & Trust Co.	USD	4,342	THB	135,000	(9)
02/26/2020	State Street Bank & Trust Co.	USD	2,240	TWD	67,000	(20)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/11/2020	State Street Bank & Trust Co.	JPY	23,342,000	USD	214,739	$(1,097)
03/11/2020	State Street Bank & Trust Co.	USD	137,797	CAD	179,900	(1,865)
03/11/2020	State Street Bank & Trust Co.	USD	144,046	KRW	166,316,000	(4,411)
03/11/2020	State Street Bank & Trust Co.	USD	258,399	TWD	7,696,924	(3,298)
03/13/2020	State Street Bank & Trust Co.	GBP	320,000	USD	416,896	(6,092)
Subtotal—Depreciation						(382,361)
Total Forward Foreign Currency Contracts						$428,677

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
DKK	—Danish Krone
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RPI	—Retail Price Index
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TWD	—Taiwan New Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$17,569,173	$—	$17,569,173
Common Stocks & Other Equity Interests	3,140,899	13,977,537	—	17,118,436
U.S. Dollar Denominated Bonds & Notes	—	6,392,968	—	6,392,968
U.S. Treasury Securities	—	253,842	—	253,842
Asset-Backed Securities	—	25,131	—	25,131
Money Market Funds	19,799,023	—	—	19,799,023
Options Purchased	830,449	1,774,146	—	2,604,595
Total Investments in Securities	23,770,371	39,992,797	—	63,763,168
Other Investments - Assets*
Futures Contracts	411,235	—	—	411,235
Forward Foreign Currency Contracts	—	811,038	—	811,038
Swap Agreements	—	2,221,766	—	2,221,766
	411,235	3,032,804	—	3,444,039
Other Investments - Liabilities*
Futures Contracts	(797,528)	—	—	(797,528)
Forward Foreign Currency Contracts	—	(382,361)	—	(382,361)
Options Written	—	(1,939,228)	—	(1,939,228)
Swap Agreements	—	(2,452,049)	—	(2,452,049)
	(797,528)	(4,773,638)	—	(5,571,166)
Total Other Investments	(386,293)	(1,740,834)	—	(2,127,127)
Total Investments	$23,384,078	$38,251,963	$—	$61,636,041

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Global Targeted Returns Fund